GALAXY FUND II





GALAXY FUND II REPORT

LARGE COMPANY INDEX FUND o SMALL COMPANY INDEX FUND o
UTILITY INDEX FUND o U.S. TREASURY INDEX FUND o MUNICIPAL BOND FUND

  SEMI-ANNUAL
  REPORT

  FOR THE
  SIX MONTHS ENDED
  SEPTEMBER 30, 1997

CHAIRMAN'S
MESSAGE

Dear Galaxy Fund II Shareholder:

      Enclosed is your performance report for the six months ended September 30, 1997. Despite further volatility, the financial markets continued to reward investors during that time. This was due largely to additional growth in the economy without higher inflation or interest rates.

      Investors also benefited during the period from passage of the Taxpayer Relief Act of 1997, which should help them keep more of what their investments earn. Among the most significant changes is a cut in the tax rate for long-term capital gains. Although the holding period for long-term gains has been extended from 12 to 18 months, for investments you sell after July 28, 1997, the tax rate has been reduced to 20% for investors in the 28% federal tax bracket or above and to 10% for investors in the 15% bracket.

      The new law also expands the tax breaks for savings in individual retirement accounts. Beginning in 1998, the income limits for making deductible contributions will start to rise and the participation of one spouse in an employer's retirement plan will no longer affect the deductibility of the other spouse's IRA contributions unless the couple has adjusted gross income above $150,000. You will also be able to take money out of a deductible IRA before age 59-1/2, without the standard 10% penalty, if you use the money for the purchase of a first home (subject to a $10,000 lifetime limit) or for college expenses.

      The legislation introduces two new IRAs for nondeductible contributions. With the Roth IRA, you can make up to $2,000 in after-tax contributions each year and pay no taxes on earnings that you keep in the account for at least five years and use to buy a first home (subject to a $10,000 lifetime limit) or withdraw after age 59-1/2. With the Education IRA, you can make up to $500 in after-tax contributions each year for every child under age 18 that you wish to help with college costs.

      To help our shareholders make the most of these changes, we created both a Roth IRA and an Education IRA that you can use with any of the Galaxy Funds. If you would like more information on these products, or you have questions about the material in this report, please contact the Galaxy Information Center at 1-800-628-0414 or visit an Investment Specialist located at Fleet Branches.

Sincerely,

/s/ Dwight E. Vicks, Jr.

    Dwight E. Vicks, Jr.
Chairman of the Board of Trustees

MUTUAL FUNDS:

O  ARE NOT BANK DEPOSITS

O  ARE NOT FDIC INSURED

O  ARE NOT OBLIGATIONS OF FLEET BANK

O  ARE NOT GUARANTEED BY FLEET BANK

O ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED

                                 MARKET OVERVIEW

----------------------
MARKET OVERVIEW
----------------------

By Fleet Investment Advisors Inc.
      In the six months ended September 30, 1997, prices for stocks and bonds built on previous gains. As in the last several quarters, however, uncertainty about where the economy, inflation and interest rates would head caused significant price volatility. Although economic growth slowed during the period, allowing inflation and interest rates to ease, investors frequently became concerned that the economy would strengthen enough to push inflation and interest rates higher.

A TIME OF MODERATION
      After growing at an annual rate of 4.9% in the first quarter of 1997, the Gross Domestic Product (GDP) improved at a rate of 3.6% in the second quarter. With slower growth and improved productivity, the annual rate of inflation fell from about 2.5% to about 2.2%.
      In the first weeks of April, however, investors remained concerned that strong growth would bring higher inflation. Stocks lost nearly 10% of their value from their February and March highs, leaving prices near their levels at the start of the year. Bond prices fell enough to push the yield for 30-year Treasury bonds to 7.17% -- a nine-month high. Then, in the weeks that followed, it became clear that inflation was under control and growth had begun to slow. Bonds rallied strongly, leaving the yield for long-term Treasuries at 6.78% when the second quarter ended. Lower bond yields, plus surprisingly strong corporate earnings, helped stocks rebound to new highs.
      Economic growth remained moderately strong in the third quarter. However, inflation remained low allowing the Federal Reserve to leave interest rates unchanged. Because analysts predicted growth to be slower than it was, investors became nervous about inflation again. After tumbling briefly in July and August, stocks and bonds quickly recovered to end the third quarter higher than where they began. This left stocks significantly higher for the year-to-date. By the end of September, the Standard & Poor's 500 Composite Stock Price Index(R) (the "S&P 500 Index") had earned a total return of 29.64% for the nine months ended September 30, 1997. On September 30, 1997, long-term Treasuries were yielding 6.39%, versus 6.64% on December 31, 1996.
      After lagging large company stocks for the previous year, small company stocks outperformed large company stocks in the past six months, benefiting from exceptional earnings growth and reasonable valuations. Although stocks of utilities firms continued to lag stocks as a whole, their price gains accelerated as interest rates fell. Stronger demand for Treasury securities, plus smaller supplies, helped Treasuries outpace corporate bonds during the period. Municipal bonds outperformed taxable issues when interest rates rose, but underperformed when rates fell.

"In the six months ended September 30, 1997, prices for stocks and bonds built on previous gains. As in the last several quarters, however, uncertainty about where the economy, inflation, and interest rates would head caused significant price volatility."

NEW TURBULENCE POSSIBLE
      Even after the stock market turmoil of late October 1997, which stemmed, in part, from weakness and uncertainty in the economies of Southeast Asia, U.S. stock prices are still relatively high. We believe the United States economy will remain strong in the fourth quarter of 1997. This could reverse the recent downward course of inflation and force the Federal Reserve to raise interest rates for the first time since March. Because we do not expect a large increase in inflation, we feel any hike in interest rates and decline in bond prices will be relatively modest. For investors, a rate hike could mean additional market weakness -- especially if there are new disappointments in earnings.
      We expect growth to slow significantly in the first half of 1998. This should take some upward pressure off the rate of inflation and allow interest rates to decline. If stock prices have become more attractive, lower interest rates and bond yields should help the market resume its advance.

"We expect growth to slow significantly in the first half of 1998. This should take some upward pressure off the rate of inflation and allow interest rates to decline. "

PERFORMANCE AT-A-GLANCE
Average Annual Returns as of September 30, 1997

LARGE COMPANY INDEX FUND Inception Date 10/1/90


6 Months*            25.99%
1 Year               39.87%
3 Year               29.42%
5 Year               20.30%
Life of Fund         19.97%

SMALL COMPANY INDEX FUND Inception Date 10/1/90

6 Months*            31.71%
1 Year               35.20%
3 Year               25.60%
5 Year               19.38%
Life of Fund         21.22%

UTILITY INDEX FUND Inception Date 1/5/93

6 Months*            13.54%
1 Year               21.11%
3 Year               15.45%
Life of Fund         10.83%

U.S. TREASURY INDEX FUND Inception Date 6/4/91

6 Months*            6.67%
1 Year               8.73%
3 Year               8.58%
5 Year               6.25%
Life of Fund         7.79%

MUNICIPAL BOND FUND Inception Date 4/15/93

6 Months*            5.12%
1 Year               7.51%
3 Year               7.08%
Life of Fund         5.62%

*6 month returns are not annualized.

The performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. During the six months ended September 30, 1997, certain of the Funds' fees were reimbursed by First Data Investor Services Group, Inc., the sub-administrator of the Funds. If those expenses had not been reimbursed, returns would have been lower. Please see Note 4 of Notes to Financial Statements.

PORTFOLIO REVIEWS

-----------------------------


Photo of Murphy van der Velde


-----------------------------


GALAXY II LARGE COMPANY INDEX FUND

By Murphy van der Velde
Portfolio Manager
      The Galaxy II Large Company Index Fund seeks to match, before the deduction of operating expenses, the price and yield performance of the S&P 500 Index. By investing in publicly traded U.S. stocks according to their representation in the S&P 500 Index, the Fund is also structured to deliver the same volatility and risk as the Index.
      Stocks of large companies led the market advance in the second quarter of 1997, as uncertainty about future economic growth favored stocks with good liquidity and dependable earnings. Large-cap stocks continued to rally in the third quarter, but began to somewhat lag stocks of smaller companies. With valuations that were especially high, large-cap stocks became more vulnerable to new concerns about corporate earnings. As earnings growth slowed for many large companies that had led the market for several quarters, economic troubles overseas raised doubts about the earnings of large multi-national firms.
      By historical measures, however, returns for large company stocks were quite strong in the six months ended September 30, 1997. During that time the S&P 500 Index had a total return of 26.26%, and the Galaxy II Large Company Index Fund had a total return of 25.99% (after the deduction of operating expenses). During the 12 months ended September 30, 1997, the Fund's performance represented a correlation coefficient of 99.99%. The correlation coefficient measures the degree to which the Fund's performance moves in line with its target index during specific periods.
      If economic growth remains strong and interest rates rise, economic problems abroad may make the stocks of large companies especially vulnerable to correction. Once stock prices are more attractive, issues of larger firms should benefit from the quality of their earnings and the positive long-term prospects for stocks as a whole.

GALAXY II
LARGE COMPANY
INDEX FUND

Distribution of Total Net Assets
as of September 30, 1997

U.S. Government and Agency
  Obligations and Net Other
  Assets and Liabilities               2%
Other Common Stocks                    8%
Finance                               17%
Capital Goods                          7%
Utilities                              8%
Consumer Staples                      22%
Technology                            16%
Energy                                 9%
Consumer Cyclical                     11%

GALAXY II LARGE COMPANY INDEX FUND
Growth of $10,000 investment*

                          GALAXY FUND II
                S&P       LARGE COMPANY
               INDEX       INDEX FUND
----------------------------------------
10/1/91        10,000         10,000
   9/91        13,153         12,852
   9/92        14,609         14,191
   9/93        16,510         15,974
   9/94        17,118         16,498
   9/95        22,209         21,308
   9/96        26,726         25,570
   9/97        37,579         35,758

|_| Galaxy II Large Company Index Fund
|_| S&P 500 Index(R)


*Since inception on 10/1/90. The S&P Index(R) is an unmanaged index which does not reflect expenses and management fees. An investor cannot invest in the index.

GALAXY II SMALL COMPANY INDEX FUND

By Murphy van der Velde
Portfolio Manager
      The Galaxy II Small Company Index Fund seeks to match, before the deduction of operating expenses, the price and yield performance of the Standard & Poor's Small Cap 600 Index (the "S&P 600 Index"). The S&P 600 Index is an unmanaged index of small company stocks. By investing in smaller capitalization stocks according to their representation in the S&P 600 Index, the Fund is also structured to deliver the same volatility and risk as the Index.
      After lagging large company issues for more than a year, stocks of smaller companies rebounded strongly in the last six months. As large-cap stocks grew more expensive, and the earnings momentum for larger firms began to slow, investors turned to the more reasonable valuations and exceptional earnings that small-cap stocks could offer. This, plus an extra sensitivity to falling interest rates, helped stocks of smaller firms outperform stocks of larger firms in the third quarter of 1997.
      For the six months ended September 30, 1997, the S&P 600 Index produced a total return of 34.38%. Over the same time the Galaxy II Small Company Index Fund returned 31.71% (after the deduction of operating expenses). During the 12 months ended September 30, 1997, the Fund's performance represented a correlation coefficient of 97.33%. The correlation coefficient measures the degree to which a fund's performance moves in line with its target index during specific periods.
      During the same period, the Russell Special Small Company(R) Index (the "Russell Index") produced a total return of 32.23%. The Russell Index is an unmanaged index of the common stocks of 3,000 companies with the largest market capitalizations, excluding companies in the S&P 500 Index. The Russell Index was the target index for the Galaxy II Small Company Index Fund until May 9, 1997. By matching the Fund's investments to the S&P 600 Index, we hope to give greater emphasis to small company stocks with the broadest following.
      Although strong economic growth and higher interest rates may weaken stock prices in the months ahead, we believe that stocks of smaller firms will not suffer any more than stocks of larger firms. Often smaller-cap stocks are more vulnerable to a market correction because they are less liquid than larger-cap firms and their earnings are less reliable. With prices that remain more reasonable than those for larger-cap stocks, however, stocks of smaller firms should hold up better than they usually do in a correction. As with large-cap stocks, any price correction should make small-cap stocks more attractive and set the stage for a further, if more modest, advance.


GALAXY II SMALL COMPANY INDEX FUND

Distribution of Total Net Assets
as of September 30, 1997

Consumer Cyclical                     17%
Finance                               15%
Basic Materials                        5%
Other Common Stocks                    8%
U.S. Government and Agency
  Obligations and Net Other
  Assets and Liabilities              10%
Consumer Staples                      17%
Technology                            17%
Energy                                 5%
Capital Goods                          6%


PORTFOLIO REVIEWS

GALAXY II
SMALL COMPANY
INDEX FUND

Growth of $10,000 investment*

                      RUSSELL SPECIAL                            GALAXY FUND II
                     SMALL COMPANY(TM)      S&P SMALL CAP        SMALL COMPANY
                          INDEX               600 INDEX           INDEX FUND
--------------------------------------------------------------------------------
10/1/91                   10,000                10,000               10,000
   9/91                   15,085                13,070               14,192
   9/92                   16,913                16,342               15,846
   9/93                   21,292                19,194               19,497
   9/94                   21,335                20,850               19,380
   9/95                   27,059                21,945               24,439
   9/96                   32,392                28,791               28,405
   9/97                   41,609                41,933               39,445

|_| Galaxy II Small Company Index Fund
|_| Standard & Pooor's(R) Small Cap 600 Index
|_| Russell Special Small Company(TM) Index

*Since inception on 10/1/90. The Russell Special Small Company (TM)Index and the Standard & Poor's(R) Small Cap 600 Index are unmanaged indices which do not reflect expenses and management fees. An investor cannot invest in these indices.


GALAXY II UTILITY INDEX FUND

By Murphy van der Velde
Portfolio Manager
      The Galaxy II Utility Index Fund seeks to match, before the deduction of operating expenses, the price and yield performance of stocks in the utility industry. To this end, the Fund invests in publicly traded stocks according to their representation in the Standard & Poor's Utility Index (the "S&P Utility Index"). The S&P Utility Index is an unmanaged index of the common stocks of the utility companies included in the S&P 500 Index.
      Although utility stocks continued to lag other market sectors, they participated in the market's recent advance. When investors grew concerned about higher inflation and interest rates, utility stocks suffered more than other issues. Utility shares benefited, however, when bond yields fell and company operating costs declined. The sector also gained from further merger activity and industry deregulation.
      For the six months ended September 30, 1997, the S&P Utility Index produced a total return of 14.97%, and the Galaxy II Utility Index Fund had a total return of 13.54% (after the deduction of operating expenses). During the 12 months ended September 30, 1997, the Fund's performance represented a correlation coefficient of 97.42%. The correlation coefficient measures the degree to which a fund's performance moves in line with its target index during specific periods.
      During the same period, the Russell 1000(R) Utility Index (the "Russell Utility Index") produced a total return of 17.20%. The Russell Utility Index, an unmanaged index of the common stocks of utility companies in the Russell 1000(R) Index, was the target index for the Galaxy II Utility Index Fund until May 9, 1997. By matching the Fund's investments with the S&P Utility Index, we hope to give greater attention to traditional utilities and higher yields.
      Should further economic strength and higher inflation force the Federal Reserve to raise interest rates, utilities stocks could be especially vulnerable in a market correction. The sector's losses would probably be minimized, however, if inflation remains low enough to keep interest rates from rising significantly. As economic growth slows in 1998, and interest rates edge downward again, utility stocks should benefit from their low valuations and strong yields.

Murphy Van der Velde became manager of the Galaxy II Large Company Index Fund, the Galaxy II Small Company Index Fund and the Galaxy II Utility Index Fund in March of 1996. The managing director of equity trading and derivative products for Fleet Investment Advisors Inc., Mr. van der Velde has managed equity portfolios since 1993.

GALAXY II
UTILITY INDEX FUND

Growth of $10,000 investment*

                     RUSSELL 1000(R)                            GALAXY FUND II
                         UTILITY         STANDARD & POOR'S(R)       UTILITY
                          INDEX             UTILITY INDEX          INDEX FUND
--------------------------------------------------------------------------------
1/5/93                   10,000                10,000               10,000
  9/93                   11,935                10,950               10,985
  9/94                   10,505                10,498               10,454
  9/95                   14,440                11,261               10,941
  9/96                   14,661                14,160               13,853
  9/97                   16,771                17,032               16,272

|_| Galaxy II Utility Index Fund
|_| Russell 1000(R) Utility Index
|_| Standard & Poor's(R) Utility Index

*Since inception on 1/5/93. The Russell 1000(R) Utility Index and Standard &
 Poor's(R) Utility Index are unmanaged indices which do not reflect expenses and management fees. An investor cannot invest in these indices.

GALAXY II
UTILITY INDEX FUND

Distribution of Total Net Assets
as of September 30, 1997

Energy and Net Other
  Assets and Liabilities              11%
Utilities                             89%

GALAXY II U.S. TREASURY INDEX FUND
By David Lindsay
Portfolio Manager

PORTFOLIO REVIEWS

-----------------------------


Photo of David Lindsay


-----------------------------
David Lindsay

      The Galaxy II U.S. Treasury Index Fund seeks to match, before the deduction of operating expenses, the price and yield performance of the U.S. Treasury component of the Salomon Brothers Broad Investment Grade Bond Index (the "Index"), an unmanaged index of corporate and government bonds. The Fund attempts to meet this objective by investing in U.S. Treasury notes and bonds according to their representation in the Index. For the six months ended September 30, 1997, the U.S. Treasury Index posted a total return of 6.90%, and the Galaxy II U.S. Treasury Index Fund had a net return of 6.67% (after deduction of operating expenses). During the 12 months ended September 30, 1997, the Fund's performance represented a correlation coefficient of 99.80%. The correlation coefficient measures the degree to which a fund's performance moves in line with its target index during specific periods.
      Treasury securities generally outperformed corporate debt securities over the last six months. At times, investors worried that corporate earnings would slow, adding extra credit risk to corporate debt. This was particularly true in the third quarter of 1997, when foreign economic problems threatened the earnings of large, multi-national firms. At the same time, trouble overseas boosted demand for Treasuries among foreign investors. Meanwhile, supplies of new Treasuries were shrinking, due to a decline in federal budget deficits.
      Fixed income securities should likely suffer if strong economic growth pushes inflation and interest rates higher. We believe yields for 30-year Treasury bonds will continue to range between 5.75% and 6.75%, as long as inflation is moderate. If U.S. stock prices remain historically high, and economic problems persist abroad, Treasury securities should continue to attract investors both here and overseas.

David Lindsay has managed the Galaxy Fund II U.S. Treasury Index Fund since July of 1994. He has managed fixed income portfolios for Fleet Investment Advisors Inc. since 1986.

GALAXY II
U.S. TREASURY INDEX FUND
Growth of $10,000 investment*

                         SALOMON BROTHERS        GALAXY FUND II
                           U.S. TREASURY          U.S. TREASURY
                              INDEX                INDEX FUND
--------------------------------------------------------------------------------
 6/4/91                       10,000                 10,000
   9/91                       10,553                 10,573
   9/92                       11,867                 11,945
   9/93                       13,146                 13,276
   9/94                       12,554                 12,733
   9/95                       13,171                 12,503
   9/96                       13,689                 13,061
   9/97                       16,542                 16,071

|_| Galaxy II U.S. Treasury Index Fund
|_| Salomon Brothers U.S. Treasury Index

*Since inception on 6/4/91. The Salomon Brothers U.S. Treasury Index is an unmanaged index which does not reflect expenses and management fees. An investor cannot invest in the index.


GALAXY II
U.S. TREASURY
INDEX FUND

Distribution of Total Net Assets
as of September 30, 1997

Net Other Assets and Liabilities       2%
Federal Home Loan Bank                 1%
U.S. Treasury Bonds                   27%
U.S. Treasury Notes                   70%

GALAXY II MUNICIPAL BOND FUND

By Dan Rabasco
Portfolio Manager

-----------------------------


Photo of Dan Rabasco


-----------------------------
Dan Rabasco


      The Galaxy II Municipal Bond Fund seeks to provide the highest level of income exempt from regular federal income tax that is consistent with preservation of capital. Typically, the Fund invests substantially all of its assets in debt securities issued by state, local and regional government agencies, and maintains an average maturity for its investments of 7 to 12 years. For the six months ended September 30, 1997, the Galaxy II Municipal Bond Fund earned a total return of 5.12% (after deduction of operating expenses). That compares to a return of 5.49% for its benchmark, the Lehman Brothers Seven-Year Municipal Bond Index. In the first part of the period, municipal bonds outperformed Treasury bonds and other taxable issues. With interest rates on the high side, supplies of municipals were tight and demand was strong. As interest rates fell, municipal supplies increased but demand declined. This caused municipals to underperform Treasuries.
      During this time the Galaxy II Municipal Bond Fund continued to benefit from its added emphasis on high quality securities with good call protection, strong liquidity, and coupons that were at or above market levels. When municipal prices and yields became more attractive during the summer of 1997, we bought longer-term issues to lock in the higher yields for more time. In making those purchases, we concentrated on issues that were related to essential services and available in good supply, such as water bonds, as well as hospital and education bonds.
      In the months to come we would expect municipal bonds to again underperform when yields decline and outperform when yields rise. Yields should increase at the end of 1997, if economic growth remains strong and the Federal Reserve boosts interest rates. Although moderate inflation should keep any rate hike to a minimum, we expect to continue to use any changes in rates to enhance the Fund's yield where we can.

Daniel Rabasco has managed the Galaxy II Municipal Bond Fund since May 1997. He has managed portfolios at Fleet Investment Advisors Inc. and other investment firms for 10 years.

GALAXY II
MUNICIPAL BOND FUND
Growth of $10,000 investment*

                                   LEHMAN BROTHERS           GALAXY FUND II
                                 SEVEN YEAR MUNICPAL            MUNCIPAL
                                     BOND INDEX                BOND FUND
-------------------------------------------------------------------------------
4/15/93                                 10,000                   10,000
   9/93                                 10,575                   10,683
   9/94                                 10,507                   10,398
   9/95                                 11,000                   11,421
   9/96                                 11,488                   11,870
   9/97                                 12,678                   12,762

|_| Galaxy II Municipal Bond Fund
|_| Lehman Brothers. Seven Year Municipal Bond Index

*Since inception on 4/15/93. The Lehman Brothers Seven Year Municipal Bond
 Index is an unmanaged index which does not reflect expenses and management fees. An investor cannot invest in the index.

PORTFOLIO REVIEWS

GALAXY II MUNICIPAL BOND FUND

Geographical Distribution of Total Net Assets as of September 30, 1997

South                                 34%
East                                  20%
Pacific                               11%
Cash Equivalents                       4%
Mountain                              12%
North Central                         21%
Net Other Assets & Liabilities        (2)%

                                   SHAREHOLDER
                                   INFORMATION

                                    TRUSTEES
                                  AND OFFICERS

                              Dwight E. Vicks, Jr.
                              Chairman and Trustee

                                 John T. O'Neill
                              President, Treasurer
                                   and Trustee

                                Louis DeThomasis,
                                  F.S.C., Ph.D.
                                     Trustee

                                Donald B. Miller
                                     Trustee

                                  James M. Seed
                                     Trustee

                               Bradford S. Wellman
                                     Trustee

                                    W. Bruce
                               McConnel, III, Esq.
                                    Secretary

                                  Jylanne Dunne
                                Vice President &
                               Assistant Treasurer

                               INVESTMENT ADVISOR

                                Fleet Investment
                                  Advisors Inc.
                                 75 State Street
                                   Boston, MA
                                      02109

                                   DISTRIBUTOR

                                   First Data
                               Distributors, Inc.
                               4400 Computer Drive
                                  Westborough,
                               Massachusetts 01581

                                  ADMINISTRATOR

                               Fleet National Bank
                                50 Kennedy Plaza
                                   Providence,
                             Rhode Island 02903-2305

For complete information, and before making an investment decision on any of the Funds of Galaxy Fund II, you should request a prospectus from First Data Distributors, Inc. by calling (800) 628-0414. This report is submitted for the general information of shareholders of Galaxy Fund II. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for each Fund of Galaxy Fund II, which contains more information concerning the investment policies and expenses of the Funds as well as other pertinent information. Read the prospectus carefully before you invest.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, Fleet Financial Group, Inc. or any of its affiliates, Fleet Investment Advisors Inc., or any Fleet bank. Shares of the Funds are not federally insured by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. The performance data quoted represents past performance and investment return and principal value will vary as a result of market conditions or other factors so that shares of the Funds, when redeemed, may be worth more or less than their original cost. An investment in the Funds involves investment risks, including the possible loss of principal.

                                                  [Recycle Logo]

                                      This report was printed on recycled paper.

                         LARGE COMPANY INDEX FUND
           GALAXY        PORTFOLIO OF INVESTMENTS
           FUND II       SEPTEMBER 30, 1997 (UNAUDITED)

                                                                      VALUE
  SHARES                                                             (NOTE 2)
  ------                                                             --------

COMMON STOCKS - 98.33%

           CONSUMER STAPLES - 22.38%

  54,700   Abbott Laboratories .................................   $  3,497,381
   3,758   Alberto-Culver Co., Class B .........................        114,384
   4,387   Allergan, Inc. ......................................        158,755
   5,691   ALZA Corp. * ........................................        165,039
  44,670   American Home Products Corp. ........................      3,260,910
  18,348   Amgen, Inc. .........................................        879,557
  34,856   Anheuser-Busch Cos., Inc. ...........................      1,572,877
  40,545   Archer-Daniels-Midland Co. ..........................        970,546
   9,562   Avon Products, Inc. .................................        592,844
   4,000   Bard (C.R.), Inc. ...................................        135,750
   3,922   Bausch & Lomb, Inc. .................................        158,841
  19,294   Baxter International, Inc. ..........................      1,008,112
   8,842   Becton Dickinson & Co. ..............................        423,311
   7,098   Beverly Enterprises, Inc. * .........................        123,328
   8,027   Biomet, Inc. ........................................        192,648
  70,248   Bristol-Myers Squibb Co. ............................      5,813,022
   4,711   Brown-Forman Corp., Class B .........................        234,078
  33,140   Campbell Soup Co. ...................................      1,623,860
   7,300   Cardinal Health, Inc. ...............................        518,300
   7,406   Clorox Co. ..........................................        548,970
 174,804   Coca-Cola Co. .......................................     10,652,119
  20,436   Colgate Palmolive Co. ...............................      1,424,134
  46,992   Columbia/HCA Healthcare Corp. .......................      1,351,020
  16,772   ConAgra, Inc. .......................................      1,106,952
   2,839   Coors (Adolph) Co., Class B .........................        107,527
  13,812   Costco Cos., Inc. * .................................        519,677
   9,965   CPC International, Inc. .............................        923,008
  11,793   CVS Corp. ...........................................        670,727
  11,318   Darden Restaurants, Inc. ............................        130,864
  14,400   Federated Department Stores, Inc. * .................        621,000
   2,825   Fleming Cos., Inc. ..................................         51,733
  15,576   Fort James Corp. ....................................        713,553
  12,034   Fortune Brands, Inc. ................................        405,395
   5,403   Fruit of The Loom, Inc., Class A * ..................        151,959
  11,414   General Mills, Inc. .................................        786,853
  38,854   Gillette Co. ........................................      3,353,586
  10,600   Guidant Corp. .......................................        593,600
  22,300   HEALTHSOUTH Corp. * .................................        595,131
  25,994   Heinz (H. J.) Co. ...................................      1,200,598
  10,972   Hershey Foods Corp. .................................        619,918
  11,100   HFS, Inc. * .........................................        826,256
  11,400   Humana, Inc. * ......................................        271,463
   7,832   International Flavors & Fragances, Inc ..............        383,768
  93,502   Johnson & Johnson ...................................      5,388,053
  29,570   Kellogg Co. .........................................      1,245,636
  39,994   Kimberly-Clark Corp. ................................      1,957,206
  39,028   Lilly (Eli) & Co. ...................................      4,700,435
  18,882   Limited, Inc. .......................................        461,429
   5,213   Liz Claiborne, Inc. .................................        286,389
   4,224   Manor Care, Inc. ....................................        140,448
  33,584   Medtronic, Inc. .....................................      1,578,448
  85,305   Merck & Co., Inc. ...................................      8,525,168
  20,216   Nike, Inc., Class B .................................      1,071,448
 109,700   PepsiCo, Inc. .......................................      4,449,706
  90,500   Pfizer, Inc. ........................................      5,435,656
  35,445   Pharmacia & Upjohn, Inc. ............................      1,293,743
 171,751   Philip Morris Cos., Inc. ............................      7,138,401
   5,915   Pioneer Hi-Bred International, Inc. .................        538,265
  96,058   Procter & Gamble Co. ................................      6,634,006
   9,351   Quaker Oats Co. .....................................        471,057
   7,413   Ralston Purina Co. ..................................        656,051
   3,886   Reebok International, Ltd. ..........................        189,200
  10,776   Rubbermaid, Inc. ....................................        275,462
   2,953   Russell Corp. .......................................         86,929
  34,074   Sara Lee Corp. ......................................      1,754,811
  52,210   Schering-Plough Corp. ...............................      2,688,815
  26,125   Seagram Co., Ltd. ...................................        920,906
  27,366   Sears Roebuck & Co. .................................      1,558,152
   1,379   Shared Medical Systems Corp. ........................         72,915
   1,252   Springs Industries, Inc., Class A ...................         65,730
   5,664   St. Jude Medical, Inc. * ............................        198,594
   4,778   SuperValu, Inc. .....................................        187,537
  12,694   Sysco Corp. .........................................        468,885
   4,233   Tupperware Corp. ....................................        119,053
  13,088   UST, Inc. ...........................................        400,002
  11,409   Unilever NV, New York Shares, ADR ...................      2,425,839
  12,636   United Healthcare Corp. .............................        631,800
   4,078   U.S. Surgical Corp. .................................        119,027
   4,325   VF Corp. ............................................        400,603
  18,914   Warner-Lambert Co. ..................................      2,552,208
  10,688   Winn-Dixie Stores, Inc. .............................        378,756
   8,046   Wrigley (Wm.) Jr. Co. ...............................        605,964
                                                                   ------------
                                                                    117,526,087
                                                                   ------------

           FINANCE - 16.74%

  10,503   Aetna, Inc. .........................................        855,338
   7,897   Ahmanson (H.F.) & Co. ...............................        448,648
  30,978   Allstate Corp. ......................................      2,489,857
  33,307   American Express Co. ................................      2,727,011
  17,244   American General Corp. ..............................        894,532
  49,437   American International Group, Inc. ..................      5,101,280
  11,400   Aon Corp. ...........................................        602,775
  40,431   Banc One Corp. ......................................      2,256,555
  26,930   The Bank of New York Co., Inc. ......................      1,292,640
  50,558   BankAmerica Corp. ...................................      3,706,533
  10,930   BankBoston Corp. ....................................        966,622
   5,606   Bankers Trust New York Corp. ........................        686,735
  13,668   Barnett Banks, Inc. .................................        967,011
   3,681   Beneficial Corp. ....................................        280,446
   7,299   Block (H & R), Inc. .................................        281,924
  30,974   Chase Manhattan Corp. ...............................      3,654,932
  12,340   Chubb Corp. .........................................        876,911
   5,185   CIGNA Corp. .........................................        965,706
  32,648   Citicorp ............................................      4,372,791
   7,800   Comerica, Inc. ......................................        615,712
  11,600   Conseco, Inc. .......................................        566,225
  15,799   CoreStates Financial Corp. ..........................      1,045,696
   7,200   Countrywide Credit Industries, Inc. .................        262,350
   9,400   Equifax, Inc. .......................................        295,512
  76,612   Fannie Mae ..........................................      3,600,764
  11,100   Fifth Third Bancorp .................................        725,663
  22,202   First Chicago NBD Corp. .............................      1,670,700
  31,424   First Data Corp. ....................................      1,180,364
  39,844   First Union Corp. ...................................      1,994,690
  18,431   Fleet Financial Group, Inc. .........................      1,208,382
  50,184   Freddie Mac .........................................      1,768,986
   5,725   General Re Corp. ....................................      1,136,412
   4,032   Golden West Financial Corp. .........................        361,872
   9,500   Green Tree Financial Corp. ..........................        446,500
   8,136   Hartford Financial Services Group, Inc ..............        700,205
   7,003   Household International, Inc. .......................        792,652
  10,000   Huntington Bancshares, Inc. .........................        360,625
   8,236   ITT Industries, Inc. ................................        273,332
   8,136   ITT Corp. * .........................................        551,214
   4,894   Jefferson-Pilot Corp. ...............................        386,626
  16,125   Keycorp .............................................      1,025,953
   7,433   Lincoln National Corp. ..............................        517,523
   8,160   Loews Corp. .........................................        921,570
   3,200   MBIA, Inc. ..........................................        401,400
  23,704   MBNA Corp. ..........................................        960,012
  10,154   Marsh & McLennan Cos., Inc. .........................        778,050
  18,318   Mellon Bank Corp. ...................................      1,002,911
  23,684   Merrill Lynch & Co., Inc. ...........................      1,757,057
   8,200   MGIC Investment Corp. ...............................        469,963
  13,107   Morgan (J.P.) & Co., Inc. ...........................      1,489,283
  41,256   Morgan Stanley, Dean Witter, Discover & Co. .........      2,230,402
  15,800   National City Corp. .................................        972,687
  51,316   NationsBank Corp. ...................................      3,175,177
  26,040   Norwest Corp. .......................................      1,594,950
  23,670   PNC Bank Corp. ......................................      1,155,392
   5,000   Progressive Corp. ...................................        535,625
   6,755   Providian Financial Corp. ...........................        268,089
   1,794   Pulte Corp. .........................................         68,620
   3,870   Republic New York Corp. .............................        439,729
   8,878   Safeco Corp. ........................................        470,534
   5,920   St. Paul Cos., Inc. .................................        482,850
   7,729   Salomon, Inc. .......................................        581,124
  16,500   Schwab (Charles) Corp. ..............................        589,875
  11,000   State Street Corp. ..................................        670,313
  12,600   SunAmerica, Inc. ....................................        493,763
  16,020   Suntrust Banks, Inc. ................................      1,088,359
  16,709   Tele-Communications, Inc., TCI Venture Series A .....        344,623
   9,772   Torchmark Corp. .....................................        383,551
   4,581   Transamerica Corp. ..................................        455,809
  44,922   Travelers Group, Inc. ...............................      3,065,927
   9,800   UNUM Corp. ..........................................        447,125
  17,659   U.S. Bancorp ........................................      1,704,094
   7,903   USF & G Corp. .......................................        181,275
  11,837   Wachovia Corp. ......................................        852,264
  17,350   Washington Mutual, Inc. .............................      1,210,163
   6,463   Wells Fargo & Co. ...................................      1,777,304
                                                                   ------------
                                                                     87,936,075
                                                                   ------------
           TECHNOLOGY - 16.31%

   4,400   Adobe Systems, Inc. .................................        221,650
   9,438   Advanced Micro Devices, Inc. * ......................        307,325
  34,647   AirTouch Communications, Inc. * .....................      1,227,803
  15,318   AMP, Inc. ...........................................        820,470
   8,753   Apple Computer, Inc. * ..............................        189,831
  12,822   Applied Materials, Inc. * ...........................      1,221,296
   3,384   Autodesk, Inc. ......................................        153,549
  20,106   Automatic Data Processing, Inc. .....................      1,005,300
  13,200   Bay Networks, Inc. * ................................        509,850
  12,502   Boston Scientific Corp. * ...........................        689,954
  10,890   Cabletron Systems, Inc. * ...........................        348,480
   4,766   Ceridian Corp. * ....................................        176,342
  45,610   CISCO Systems, Inc. * ...............................      3,332,381
  11,776   Cognizant Corp. .....................................        479,872
  51,878   Compaq Computer Corp. * .............................      3,877,881
  25,312   Computer Associates International, Inc ..............      1,817,718
   5,190   Computer Sciences Corp. * ...........................        367,193
  16,168   Corning, Inc. .......................................        763,938
   7,945   DSC Communications Corp. * ..........................        214,018
   2,821   Data General Corp. * ................................         75,109
  24,800   Dell Computer Corp. * ...............................      2,402,500
  10,697   Digital Equipment Corp. * ...........................        463,314
   3,712   EG & G, Inc. ........................................         76,792
  16,000   EMC Corp. * .........................................        934,000
   3,459   General Signal Corp. ................................        149,602
   5,700   Harris Corp. ........................................        260,775
  71,622   Hewlett-Packard Co. .................................      4,982,205
   8,946   Honeywell, Inc. .....................................        601,059
 115,432   Intel Corp. .........................................     10,655,817
  69,862   International Business Machines Corp. ...............      7,401,006
   5,800   KLA-Tencor Corp. * ..................................        391,863
   9,200   LSI Logic Corp. * ...................................        295,550
  44,801   Lucent Technologies, Inc. ...........................      3,645,681
  48,160   MCI Communications Corp. ............................      1,414,700
  84,732   Microsoft Corp. * ...................................     11,211,103
  14,463   Micron Technology, Inc. * ...........................        501,685
  41,571   Motorola, Inc. ......................................      2,987,916
   9,622   National Semiconductor Corp. * ......................        394,502
   9,500   Nextlevel Systems, Inc. * ...........................        159,125
  18,037   Northern Telecom, Ltd. ..............................      1,874,721
  25,690   Novell, Inc. * ......................................        230,407
  71,427   Oracle Corp. * ......................................      2,602,621
   9,000   Parametric Technology Corp. * .......................        397,125
   3,139   Perkin-Elmer Corp. ..................................        229,343
  10,486   Pitney Bowes, Inc. ..................................        872,304
   5,468   Scientific-Atlanta, Inc. ............................        123,714
  18,200   Seagate Technology, Inc. * ..........................        657,475
  11,680   Silicon Graphics, Inc. * ............................        306,600
  30,489   Sprint Corp. ........................................      1,524,450
  26,104   Sun Microsystems, Inc. * ............................      1,221,994
   2,515   Tektronix, Inc. .....................................        169,605
           19,219 Tele-Communications, Inc., TCI Group, * ......        393,990
  12,334   Tellabs, Inc. * .....................................        635,201
  13,246   Texas Instruments, Inc. .............................      1,789,866
   2,938   Thomas & Betts Corp. ................................        160,488
  23,300   3Com Corp. * ........................................      1,194,125
  12,421   Unisys Corp. * ......................................        190,197
  43,694   U.S. West, Inc., Media Group * ......................        974,922
   3,686   Western Atlas, Inc. .................................        324,368
  43,395   Westinghouse Electric Corp. .........................      1,174,377
  22,707   Xerox Corp. .........................................      1,911,646
                                                                   ------------
                                                                     85,688,694
                                                                   ------------

           CONSUMER CYCLICAL - 10.50%

  17,700   Albertson's, Inc. ...................................        617,288
   5,145   American Greetings Corp., Class A ...................        189,722
   2,741   Armstrong World Industries, Inc. ....................        183,818
  10,200   AutoZone, Inc. * ....................................        306,000
   5,969   Black & Decker Corp. ................................        222,345
   2,010   Briggs & Stratton Corp. .............................         99,369
   6,944   Brunswick Corp. .....................................        244,776
  27,470   CUC International, Inc. * ...........................        851,570
   2,013   Centex Corp. ........................................        117,509
   7,684   Charming Shoppes, Inc. * ............................         47,305
  49,540   Chrysler Corp. ......................................      1,823,691
   6,954   Circuit City Stores-Circuit City Group ..............        280,333
   6,000   Clear Channel Communications, Inc. * ................        389,250
  22,827   Comcast Corp. Special, Class A ......................        587,795
   5,813   Cooper Tire & Rubber Co. ............................        154,408
   3,478   Crane Co. ...........................................        143,033
   7,238   Dana Corp. ..........................................        357,376
  14,913   Dayton-Hudson Corp. .................................        893,848
   5,819   Deluxe Corp. ........................................        195,300
   8,009   Dillard's, Inc., Class A ............................        350,894
  47,597   Disney (Walt) Co. ...................................      3,837,508
  10,787   Donnelley (R.R.) & Sons Co. .........................        384,961
   6,877   Dow Jones & Co., Inc. ...............................        321,500
  11,776   Dun & Bradstreet Corp. ..............................        334,144
  23,457   Eastman Kodak Co. ...................................      1,523,239
   5,582   Eaton Corp. .........................................        515,637
   4,218   Echlin, Inc. ........................................        147,894
   2,671   Fleetwood Enterprises, Inc. .........................         89,645
  83,121   Ford Motor Co. ......................................      3,761,225
   9,776   Gannett Co., Inc. ...................................      1,055,197
  20,184   Gap, Inc. ...........................................      1,010,462
  12,898   Genuine Parts Co. ...................................        397,420
   4,127   Giant Food, Inc., Class A ...........................        134,385
  10,993   Goodyear Tire & Rubber Co. ..........................        755,769
   2,845   Great Atlantic & Pacific Tea Co., Inc. ..............         90,329
   4,968   Harcourt General, Inc. ..............................        246,227
   2,234   Harland (John H.) Co. ...............................         51,522
   7,336   Harrah's Entertainment, Inc. * ......................        164,602
   9,220   Hasbro, Inc. ........................................        259,313
  16,968   Hilton Hotels Corp. .................................        571,610
  50,527   Home Depot, Inc. ....................................      2,633,720
   9,148   Ikon Office Solutions, Inc. .........................        233,846
   8,409   Interpublic Group of Companies, Inc. ................        431,487
   2,758   Jostens, Inc. .......................................         74,811
  32,804   Kmart Corp. .........................................        459,256
   2,509   Kaufman & Broad Home Corp. ..........................         54,414
   2,842   King World Productions, Inc. ........................        122,917
   6,978   Knight-Ridder, Inc. .................................        381,173
  17,618   Kroger Co. * ........................................        531,843
   2,916   Longs Drug Stores Corp. .............................         77,821
  12,076   Lowe's Cos., Inc. ...................................        469,455
   8,894   Marriott International, Inc. ........................        632,030
  11,493   Masco Corp. .........................................        526,523
  19,430   Mattel, Inc. ........................................        643,619
  17,537   The May Department Stores Co. .......................        955,767
   7,506   Maytag Corp. ........................................        256,142
  48,905   McDonald's Corp. ....................................      2,329,101
   7,174   The McGraw-Hill Cos., Inc. ..........................        485,590
   2,840   Mercantile Stores Co., Inc. .........................        178,743
   3,756   Meredith Corp. ......................................   $    124,418
  11,800   Mirage Resorts, Inc. * ..............................        355,475
   7,267   Moore Corp., Ltd. ...................................        138,073
   3,486   National Service Industries, Inc. ...................        153,166
   6,922   New York Times Co., Class A .........................        363,405
  11,304   Newell Co. ..........................................        452,160
   5,811   Nordstrom, Inc. .....................................        370,451
   3,568   Owens Corning .......................................        130,232
  17,488   Penney (J.C.) Co., Inc. .............................      1,018,676
   4,220   Pep Boys-Manny, Moe & Jack ..........................        114,995
   3,289   Polaroid Corp. ......................................        168,356
   8,618   Rite Aid Corp. ......................................        477,760
   4,050   Safety-Kleen Corp. ..................................         96,947
  16,608   Service Corp. International .........................        534,570
  11,952   Sherwin-Williams Co. ................................        351,837
   4,432   Snap-On, Inc. .......................................        204,149
   6,226   The Stanley Works ...................................        267,718
   3,496   Stride Rite Corp. ...................................         47,415
  10,336   TJX Cos., Inc. ......................................        315,894
   8,382   Tandy Corp. .........................................        281,845
  39,602   Time Warner, Inc. ...................................      2,145,933
   7,160   Times Mirror Co., Class A ...........................        393,353
  19,590   Toys 'R' Us, Inc. * .................................        695,445
   8,798   Tribune Co. .........................................        469,043
  17,112   Tyco International, Ltd. ............................      1,404,254
 160,895   Wal-Mart Stores, Inc. ...............................      5,892,779
  34,272   Walgreen Co. ........................................        878,220
  33,931   Waste Management, Inc. ..............................      1,185,464
   8,670   Wendy's International, Inc. .........................        184,238
   5,171   Whirlpool Corp. .....................................        342,902
   7,392   Whitman Corp. .......................................        201,432
   9,298   Woolworth Corp. * ...................................        205,718
                                                                   ------------
                                                                     55,152,800
                                                                   ------------

           ENERGY - 9.07%

   6,624   Amerada Hess Corp. ..................................        408,618
  34,918   Amoco Corp. .........................................      3,365,222
   4,100   Anadarko Petroleum Corp. ............................        294,431
   6,100   Apache Corp. ........................................        261,538
   4,426   Ashland, Inc. .......................................        240,664
  22,826   Atlantic Richfield Co. ..............................      1,950,196
   9,623   Baker Hughes, Inc. ..................................        421,006
   8,872   Burlington Resources, Inc. ..........................        455,245
  45,706   Chevron Corp. .......................................      3,802,168
   7,485   Coastal Corp. .......................................        458,456
   1,267   Eastern Enterprises .................................         47,275
  21,439   Enron Corp. .........................................        825,402
 174,622   Exxon Corp. .........................................     11,186,722
  17,428   Halliburton Co. .....................................        906,256
   1,692   Helmerich & Payne, Inc. .............................        135,360
   3,693   Kerr-McGee Corp. ....................................        254,125
   2,614   Louisiana Land & Exploration Co. ....................        204,709
   3,781   McDermott International, Inc. .......................        138,007
  55,434   Mobil Corp. .........................................      4,102,116
  22,353   Occidental Petroleum Corp. ..........................        579,781
   7,494   Oryx Energy Co. * ...................................        190,629
   3,362   Pennzoil Co. ........................................        267,909
  18,159   Phillips Petroleum Co. ..............................        937,458
   5,888   Rowan Cos., Inc. ....................................        209,760
 150,932   Royal Dutch Petroleum Co., ADR ......................      8,376,726
  34,222   Schlumberger, Ltd. ..................................      2,881,065
   5,927   Sonat, Inc. .........................................        301,536
   5,261   Sun Co., Inc. .......................................        230,498
  36,758   Texaco, Inc. ........................................      2,258,320
  20,319   USX-Marathon Group ..................................        755,613
  17,451   Union Pacific Resources Group, Inc. .................        456,998
  17,303   Unocal Corp. ........................................        748,355
                                                                   ------------
                                                                     47,652,164
                                                                   ------------

           UTILITIES - 7.95%

 113,385   AT&T Corp. ..........................................      5,024,373
  13,051   ALLTEL Corp. ........................................        450,260
  13,104   American Electric Power Co., Inc. ...................        596,232
  38,536   Ameritech Corp. .....................................      2,562,644
  10,203   Baltimore Gas & Electric Co. ........................        283,133
  54,092   Bell Atlantic Corp. .................................      4,351,025
  69,304   BellSouth Corp. .....................................      3,205,310
  10,805   Carolina Power & Light Co. ..........................        388,305
  14,720   Central & South West Corp. ..........................        326,600
  11,088   CINergy Corp. .......................................        370,755
   3,784   Columbia Gas System, Inc. ...........................        264,880
  16,775   Consolidated Edison Co. of New York .................        570,350
   6,837   Consolidated Natural Gas Co. ........................        397,828
  10,055   DTE Energy Co. ......................................        306,049
  12,455   Dominion Resources, Inc. ............................        471,733
  25,413   Duke Energy Corp. ...................................      1,256,355
  31,175   Edison International ................................        787,169
  16,402   Entergy Corp. .......................................        427,477
  13,083   FPL Group, Inc. .....................................        670,504
  11,200   Frontier Corp. ......................................        257,600
   8,458   GPU, Inc. ...........................................        303,431
  67,825   GTE Corp. ...........................................      3,077,559
  23,854   Houston Industries, Inc. ............................        518,825
   9,929   Niagara Mohawk Power Corp. * ........................         94,946
   3,612   NICOR, Inc. .........................................        135,450
   4,744   Northern States Power Co. ...........................        236,014
  10,980   Ohio Edison Co. .....................................        257,344
   2,001   ONEOK, Inc. .........................................         65,283
  15,821   PECO Energy Co. .....................................        370,805
  29,613   PG & E Corp. ........................................        686,651
  11,300   PP & L Resources, Inc. ..............................        247,188
   5,881   Pacific Enterprises .................................        199,219
  20,191   Pacificorp ..........................................        451,774
   2,628   Peoples Energy Corp. ................................         99,043
  17,149   Public Service Enterprise Group, Inc. ...............        441,587
  64,427   SBC Communications, Inc. ............................      3,954,207
  48,151   Southern Co. ........................................      1,086,407
  12,054   Tenneco, Inc. .......................................        577,085
  16,781   Texas Utilities Co. (Holding Co.) ...................        604,116
  15,209   Unicom Corp. ........................................        355,510
   7,340   Union Electric Co. ..................................        282,131
  33,294   U.S. West, Inc., Communications Group ...............      1,281,819
  25,005   Viacom, Inc., Class B * .............................        790,783
  10,958   Williams Cos., Inc. .................................        512,971
  60,900   Worldcom, Inc. ......................................      2,154,338
                                                                   ------------
                                                                     41,753,068
                                                                   ------------

           CAPITAL GOODS - 7.24%

  20,274   American Stores Co. .................................        494,179
   6,410   Andrew Corp. * ......................................        167,862
  69,679   Boeing Co. ..........................................      3,793,129
  15,059   Browning-Ferris Industries, Inc. ....................        573,183
  26,740   Caterpillar, Inc. ...................................      1,442,289
   2,714   Cincinnati Milacron, Inc. ...........................         72,939
   7,813   Cooper Industries, Inc. .............................        422,390
   2,905   Cummins Engine Co., Inc. ............................        226,772
  18,009   Deere & Co. .........................................        967,984
   7,954   Dover Corp. .........................................        539,878
  12,685   Dresser Industries, Inc. ............................        545,455
  31,526   Emerson Electric Co. ................................      1,816,686
   2,834   FMC Corp. * .........................................        251,518
   5,811   Fluor Corp. .........................................        311,615
   2,935   Foster Wheeler Corp. ................................        128,957
   4,289   General Dynamics Corp. ..............................        373,679
 232,090   General Electric Co. ................................     15,796,626
   3,603   Grainger (W.W.), Inc. ...............................        320,667
   3,542   Harnischfeger Industries, Inc. ......................        151,421
  17,240   Illinois Tool Works, Inc. ...........................        862,000
  11,695   Ingersoll-Rand Co. ..................................        503,616
   5,904   Johnson Controls, Inc. ..............................        292,617
  13,549   Lockheed Martin Corp. ...............................      1,444,662
     565   NACCO Industries, Inc., Class A .....................         66,423
   5,297   Navistar International Corp. * ......................        146,330
   4,082   Northrop Grumman Corp. ..............................        495,453
   5,748   PACCAR, Inc. ........................................        321,888
   7,843   Parker-Hannifin Corp. ...............................        352,935
  16,568   Raytheon Co. ........................................        979,583
  15,380   Rockwell International Corp. ........................        967,979
   8,774   TRW, Inc. ...........................................        481,473
  11,256   Textron, Inc. .......................................        731,640
  10,000   Thermo Electron Corp. * .............................        400,000
   5,030   Timken Co. ..........................................        201,514
  16,826   United Technologies Corp. ...........................      1,362,906
                                                                   ------------
                                                                     38,008,248
                                                                   ------------

           BASIC MATERIALS - 5.72%

   2,014   Aeroquip-Vickers, Inc. ..............................         98,686
   8,028   Air Products & Chemicals, Inc. ......................        665,822
  15,949   Alcan Aluminum, Ltd. ................................        554,228
  40,124   AlliedSignal, Inc. ..................................      1,705,270
  12,265   Aluminum Co. of America .............................      1,005,730
   7,261   Armco, Inc. * .......................................         43,566
   3,058   ASARCO, Inc. ........................................         97,856
   7,362   Avery-Dennison Corp. ................................        294,480
   2,194   Ball Corp. ..........................................         76,379
  24,884   Barrick Gold Corp. ..................................        615,879
   3,692   Bemis Co., Inc. .....................................        165,217
   8,137   Bethlehem Steel Corp. * .............................         83,913
   3,557   Boise Cascade Corp. .................................        149,616
   6,954   Champion International Corp. ........................        423,759
   9,034   Crown Cork & Seal Co., Inc. .........................        416,693
   6,682   Cyprus Amax Minerals Co. ............................        160,368
  17,131   Dow Chemical Co. ....................................      1,553,568
  79,400   duPont (E.I.) deNemours & Co. .......................      4,888,063
   5,635   Eastman Chemical Co. ................................        349,370
   9,798   Engelhard Corp. .....................................        211,269
  13,884   Freeport-McMoran Copper & Gold, Inc., 400,033
   6,134   Georgia-Pacific Corp. ...............................        640,236
   3,596   Goodrich (B.F.) Co. .................................        162,719
   4,291   Great Lakes Chemical Corp. ..........................        211,600
   7,701   Hercules, Inc. ......................................        383,125
   9,730   Homestake Mining Co. ................................        148,991
  11,814   Inco, Ltd., Class A .................................        296,088
   3,538   Inland Steel Industries, Inc. .......................         77,394
  21,364   International Paper Co. .............................      1,176,355
   7,834   Louisiana-Pacific Corp. .............................        195,850
   3,729   Mead Corp. ..........................................        269,420
   3,197   Millipore Corp. .....................................        157,053
  29,454   Minnesota Mining & Manufacturing Co. ................      2,724,495
  40,845   Monsanto Co. ........................................      1,592,955
   9,852   Morton International, Inc. ..........................        349,746
   4,662   Nalco Chemical Co. ..................................        186,771
  10,981   Newmont Mining Corp. ................................        493,459
   6,028   Nucor Corp. .........................................        317,600
  10,000   Owens-Illinois, Inc. * ..............................        339,375
  13,111   PPG Industries, Inc. ................................        821,896
   8,174   Pall Corp. ..........................................        176,252
   4,563   Phelps Dodge Corp. ..................................        354,203
  16,898   Placer Dome, Inc. ...................................        323,174
   2,010   Potlatch Corp. ......................................        101,128
  11,040   Praxair, Inc. .......................................        565,110
   3,247   Raychem Corp. .......................................        274,372
   4,229   Reynolds Metals Co. .................................        299,466
   4,555   Rohm & Haas Co. .....................................        436,995
   6,936   Sigma Aldrich Corp. .................................        228,455
   7,014   Stone Container Corp. ...............................        109,155
   3,811   Temple-Inland, Inc. .................................        243,904
   5,875   USX-U.S. Steel Group, Inc. ..........................        204,156
   4,764   Union Camp Corp. ....................................        293,879
   8,938   Union Carbide Corp. .................................        435,169
   7,228   Westvaco Corp. ......................................        260,660
  14,082   Weyerhaeuser Co. ....................................        836,119
   7,600   Willamette Industries, Inc. .........................        290,700
   6,317   Worthington Industries, Inc. ........................        127,919
                                                                   ------------
                                                                     30,065,709
                                                                   ------------

           TRANSPORTATION - 2.09%

   6,156   AMR Corp. * .........................................        681,392
  10,960   Burlington Northern Santa Fe Corp. ..................      1,059,010
   2,849   Caliber System, Inc. ................................        154,558
   4,900   Case Corp. ..........................................        326,463
  14,966   CSX Corp. ...........................................        875,511
   5,385   Delta Air Lines, Inc. ...............................        507,200
   4,401   Ecolab, Inc. ........................................        213,724
   8,010   Federal Express Corp. * .............................        640,800
  52,985   General Motors Corp. ................................      3,546,683
  21,176   Laidlaw, Inc. .......................................        316,317
   8,775   Norfolk Southern Corp. ..............................        906,019
   5,389   Ryder System, Inc. ..................................        193,667
   9,796   Southwest Airlines Co. ..............................        312,860
  17,067   Union Pacific Corp. .................................      1,068,821
   4,295   US Airways Group, Inc. * ............................        177,706
                                                                   ------------
                                                                     10,980,731
                                                                   ------------

           CHEMICALS AND DRUGS - 0.23%

   5,935   Grace (W.R.) & Co. ..................................        436,964
   5,268   Mallinckrodt, Inc. ..................................        189,648
  20,659   Tenet Healthcare Corp. * ............................        601,693
                                                                   ------------
                                                                      1,228,305
                                                                   ------------

           METALS AND MINING - 0.10%

  12,182   Allegheny Teledyne, Inc. ............................        348,710
  14,300   Battle Mountain Gold Co. ............................        102,781
   9,196   Echo Bay Mines, Ltd. ................................         52,302
                                                                   ------------
                                                                        503,793
                                                                   ------------

           TOTAL COMMON STOCKS .................................    516,495,674
           (Cost $321,326,808)                                     ------------

     PAR                                                                VALUE
    VALUE                                                             (NOTE 2)
    -----                                                             --------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (A) - 1.72%

           FEDERAL HOME LOAN
           MORTGAGE CORPORATION (C) - 1.44%

$7,552,000 6.05%, 10/01/97 .....................................   $  7,552,000
                                                                   ------------
           U.S. TREASURY BILL (B) - 0.28%

 1,500,000 4.93%, 12/18/97 .....................................      1,483,994
                                                                   ------------
TOTAL U.S GOVERNMENT
AND AGENCY OBLIGATIONS .........................................      9,035,994
(Cost $9,035,994)                                                  ------------

TOTAL INVESTMENTS - 100.05% ....................................    525,531,668
(Cost $330,362,802)                                                ------------

NET OTHER ASSETS AND LIABILITIES - (0.05)% .....................       (283,732)
                                                                   ------------
NET ASSETS - 100.00% ...........................................   $525,247,936
                                                                   ============

----------
  *    Non-income producing security.
  ADR  American Depositary Receipt.
  (A)  Annualized yield at time of purchase.
  (B)  Security has been deposited as initial margin on open futures contracts.

At September 30, 1997 the Fund's open futures contracts were as follows:

     NUMBER OF
    CONTRACTS         CONTRACT    EXPIRATION   OPENING         CURRENT
 PURCHASED (SOLD)       TYPE         DATE      POSITION      MARKET VALUE
 ----------------   ----------    ----------   --------      ------------
                      S&P 500
       17           Stock Index     12/97    $ 8,120,170      $ 8,113,250
                                             ===========      ===========

  (C) All or a portion of these shares are used as collateral on open futures contracts.

                       See Notes to Financial Statements.

                         SMALL COMPANY INDEX FUND
           GALAXY        PORTFOLIO OF INVESTMENTS
           FUND II       SEPTEMBER 30, 1997 (UNAUDITED)

                                                                        VALUE
    SHARES                                                            (NOTE 2)
    ------                                                            --------

COMMON STOCKS - 91.31%

              TECHNOLOGY - 17.20%

     51,000   Acxiom Corp. * ....................................  $    889,313
                                                                   ------------
     37,100   Advanced Tissue Sciences, Inc. * ..................       577,369
     26,500   Allen Telecom, Inc. * .............................       755,250
     14,500   Analysts International Corp. ......................       561,875
     47,500   Anixter International, Inc. * .....................       816,406
     24,500   Auspex Systems, Inc. * ............................       303,188
     24,900   BISYS Group, Inc. * ...............................       799,913
     27,100   BMC Industries, Inc. ..............................       862,119
     20,600   BancTec, Inc.* ....................................       548,475
     21,600   BE Aerospace, Inc. * ..............................       777,600
     11,400   Benchmark Electronics, Inc. * .....................       321,338
     18,100   Boole & Babbage, Inc. .............................       520,375
     25,100   Boston Technology, Inc. * .........................       850,263
     13,200   BroadBand Technologies, Inc. * ....................       112,200
     20,500   Broderbund Software, Inc. * .......................       697,000
      9,600   C-Cor Electronics, Inc. * .........................       153,600
     35,700   C-Cube Microsystems, Inc. * .......................     1,213,800
     19,600   CDI Corp. * .......................................       739,900
     16,100   California Microwave, Inc. * ......................       322,000
     19,400   Catalina Marketing Corp. * ........................     1,006,375
     14,300   CellPro, Inc. * ...................................        67,031
      6,900   Centigram Communications Corp. * ..................       122,475
     24,300   Cephalon, Inc. * ..................................       285,525
     32,600   Cerner Corp. * ....................................       780,363
     21,700   Chips & Technologies, Inc. * ......................       347,200
     40,400   Cognex Corp. * ....................................     1,328,150
     11,200   Coherent, Inc. * ..................................       620,200
     13,600   CommNet Cellular, Inc. * ..........................       476,850
     24,600   Comverse Technology, Inc. * .......................     1,297,650
     18,500   Cygnus, Inc. * ....................................       365,375
     19,300   Cyrix Corp. * .....................................       646,550
     26,400   Dallas Semiconductor Corp. ........................     1,181,400
     15,600   Dialogic Corp. * ..................................       670,800
     13,300   Digi International, Inc. * ........................       189,525
     16,900   Dynatech Corp. * ..................................       693,956
     12,500   Fair Isaac & Co., Inc. ............................       553,125
     15,000   FileNet Corp. * ...................................       232,500
     63,200   FirstMerit Corp. ..................................     1,706,400
     14,500   Flow International Corp. * ........................       157,688
     23,000   Gerber Scientific, Inc. ...........................       556,313
     10,300   Hadco Corp. * .....................................       557,809
      6,800   Harmon Industries, Inc. ...........................       180,200
     37,400   IDEXX Laboratories, Inc. * ........................       626,450
     42,800   Input/Output, Inc. * ..............................     1,267,950
     26,600   Insituform Technologies, Inc., Class A * ..........       232,750
     22,600   Interface, Inc. ...................................       658,225
     50,600   International Rectifier Corp. * ...................     1,182,775
     16,200   InterVoice, Inc. ..................................       164,025
     15,500   Ionics, Inc. * ....................................       686,844
     13,200   Itron, Inc. * .....................................       326,700
     63,900   Keane, Inc. * .....................................     2,028,825
     26,000   Kent Electronics Corp. * ..........................     1,027,000
      8,100   Kronos, Inc. * ....................................       209,588
     13,800   Kuhlman Corp. * ...................................       496,800
     12,600   Landstar System, Inc. * ...........................       337,050
     22,400   Lattice Semiconductor Corp. * .....................     1,458,800
     16,700   Marshall Industries * .............................       647,125
     15,300   Material Sciences Corp. * .........................       218,025
     10,400   McWhorter Technologies, Inc. * ....................       261,300
     34,100   Methode Electronics, Inc., Class A ................       878,075
     15,300   MicroAge, Inc. * ..................................       443,700
     52,600   Microchip Technology, Inc. * ......................     2,375,219
     17,500   Molecular Biosystems, Inc. * ......................       203,438
     22,300   NTN Communications, Inc. * ........................        47,388
      6,600   Nashua Corp. * ....................................        75,488
     15,100   National Computer Systems, Inc. ...................       534,163
     20,700   Network Equipment Technologies, Inc. * ............       360,956
     42,800   Network General Corp. * ...........................       829,250
     16,000   Novellus Systems, Inc. * ..........................     2,016,000
     18,100   Oak Industries, Inc. * ............................       490,963
     22,800   P-COM, Inc. * .....................................       545,775
     34,500   Paxar Corp. * .....................................       679,219
     21,100   PerSeptive Biosystems, Inc., * ....................       253,200
     33,600   PictureTel Corp. * ................................       348,600
     60,700   PLATINUM Technology, Inc. * .......................     1,305,050
     25,300   Pioneer Standard Electronics, Inc. ................       434,844
     18,600   Platinum Software Corp. * .........................       216,225
     14,000   Plexus Corp. ......................................       491,750
     12,400   Progress Software Corp. * .........................       277,450
     17,800   Protein Design Laboratories, Inc. * ...............       689,750
     19,200   Resound Corp. * ...................................       104,400
     11,900   SPS Technologies, Inc. * ..........................       559,300
     16,800   Sanmina Corp. * ...................................     1,454,250
      9,800   Spacelabs Medical, Inc. * .........................       214,375
     13,000   Speedfam International, Inc. * ....................       784,875
     13,900   Standard Microsystems Corp. * .....................       238,906
     11,900   Steel Technologies, Inc. ..........................       148,006
     38,100   Sterling Software, Inc. ...........................     1,366,838
     15,500   Symmetricom, Inc. * ...............................       247,031
     42,200   System Software Associates, Inc. * ................       622,450
     42,800   Tech Data Corp. * .................................     1,968,800
     24,500   Tracor, Inc. * ....................................       753,375
     18,900   Tseng Laboratories, Inc. * ........................        76,781
     11,400   Unitrode Corp. * ..................................       845,025
     45,500   VLSI Technology, Inc. * ...........................     1,578,281
     21,500   Valence Technology, Inc. * ........................       177,375
     24,000   Vantive Corp. * ...................................       576,000
     16,500   Viewlogic Systems, Inc. * .........................       392,906
     34,100   Vitesse Semiconductor Corp. * .....................     1,690,075
     23,900   WMS Industries, Inc. * ............................       721,481
      8,200   Watkins-Johnson Co. ...............................       274,700
     11,000   Whittaker Corp. * .................................       143,000
     20,800   X-Rite, Inc. ......................................       431,600
     20,100   Xircom, Inc. * ....................................       248,738
     23,900   Zebra Technologies Corp., Class A * ...............       854,425
     12,100   Zero Corp. ........................................       342,581
     19,900   Zilog, Inc. * .....................................       434,069
                                                                   ------------
                                                                     68,421,822
                                                                   ------------

              CONSUMER STAPLES - 17.03%

     18,000   AAR Corp. .........................................       600,750
     17,900   ADAC Laboratories .................................       334,506
     30,000   Alliance Pharmaceutical Corp. * ...................       358,125
     21,600   Alpharma, Inc., Class A ...........................       483,300
      9,100   Angelica Corp. ....................................       180,863
     27,200   Apogee Enterprises, Inc. ..........................       666,400
     31,000   Applebees International, Inc. .....................       775,000
     44,600   Aztar Corp. * .....................................       328,925
     28,000   Ballard Medical Products ..........................       675,500
     25,900   Belden, Inc. ......................................       976,106
     46,200   Bio-Technology General Corp. * ....................       693,000
     17,300   Books-A-Million, Inc. * ...........................       108,125
     18,700   Canandaigua Wine Co., Inc., Class A * .............       881,238
     24,700   Caraustar Industries, Inc. ........................       845,975
     26,000   Casey's General Stores, Inc. ......................       640,250
     28,200   Cato Corp., Class A ...............................       257,325
      9,700   Chemed Corp. ......................................       373,450
     55,200   Chiquita Brands International, Inc. ...............       890,100
     16,000   Clarcor, Inc. .....................................       458,000
      8,500   Coca-Cola Bottling Co. ............................       488,750
     27,100   Cone Mills Corp. * ................................       225,269
     19,800   Cor Therapeutics, Inc. * ..........................       329,175
     32,700   Coventry Corp. * ..................................       539,550
     16,300   Cross (A.T.) Co., Class A .........................       157,906
          1   CVS Corp. .........................................            57
      8,100   Damark International, Inc., Class A * .............       113,906
     33,900   Dekalb Genetics Corp., Class B ....................     1,504,313
     27,900   Delta & Pine Land Co. .............................       898,031
     24,300   Delta Woodside Industries, Inc. ...................       147,319
     42,100   Dimon, Inc. .......................................     1,052,500
     22,400   Dress Barn, Inc. * ................................       537,600
     20,200   Earthgrains Co. ...................................       868,600
     22,900   Enzo Biochem, Inc. * ..............................       412,200
     20,500   Filene's Basement Corp. * .........................       170,406
     38,500   Foodmaker, Inc. * .................................       724,281
     11,400   Galey & Lord, Inc. * ..............................       215,175
     20,300   G & K Services, Inc., Class A .....................       705,425
     34,600   Genesis Health Ventures, Inc. * ...................     1,347,238
      7,300   Goodmark Foods, Inc. ..............................       125,013
     28,800   Griffon Corp. * ...................................       468,000
     21,600   Guilford Mills, Inc. ..............................       561,600
     24,900   Gymboree Corp. * ..................................       647,400
      8,500   Haggar Corp. ......................................       126,438
     21,200   Hancock Fabrics, Inc. .............................       284,875
     32,900   Hartmarx Corp. * ..................................       283,763
     10,500   Hauser, Inc. * ....................................        68,250
     33,500   ICN Pharmaceuticals, Inc. .........................     1,647,781
     20,100   ImmuLogic Pharmaceutical Corp. * ..................        66,581
     29,100   Invacare Corp. ....................................       683,850
      8,600   J & J Snack Foods Corp. * .........................       139,750
     10,200   Johnston Industries, Inc. .........................        59,288
     18,600   Kaman Corp., Class A ..............................       341,775
     20,900   Kellwood Co. ......................................       740,644
     50,900   Komag, Inc. * .....................................     1,037,088
     17,000   Lechters, Inc. * ..................................        81,813
     27,900   Lincare Holdings, Inc. * ..........................     1,407,206
      9,400   Lindsay Manufacturing Co. .........................       401,850
     36,300   Liposome Co., Inc. ................................       251,831
     19,300   Living Centers of America, Inc. * .................       786,475
     28,400   Magellan Health Services, Inc. * ..................       901,700
     28,700   Mariner Health Group, Inc. * ......................       452,025
     21,500   Medimmune, Inc. * .................................       790,125
     24,700   Mentor Corp. ......................................       784,225
     33,850   Mohawk Industries, Inc. * .........................       926,644
     15,500   Mosinee Paper Corp. ...............................       525,063
     11,100   Nash Finch Co. ....................................       263,625
     18,800   Nature's Sunshine Products, Inc. ..................       444,150
     39,700   Nautica Enterprises, Inc. * .......................     1,116,563
     18,400   NBTY, Inc. * ......................................       388,700
     31,000   North American Vaccine, Inc. * ....................       782,750
     19,600   Noven Pharmaceuticals, Inc. * .....................       137,200
     45,500   Oakwood Homes Corp. ...............................     1,291,063
     12,000   Oshkosh B'Gosh, Inc., Class A .....................       313,500
     31,600   Owens & Minor, Inc. ...............................       450,300
      8,600   Oxford Industries, Inc. ...........................       291,325
     11,900   Paragon Trade Brands, Inc. * ......................       220,894
     21,500   Patterson Dental Co. * ............................       870,750
      6,800   Penwest, Ltd. .....................................       243,100
     13,100   Pharmaceutical Marketing Services, Inc. * .........       150,650
     26,800   Phillips-Van Heusen Corp. .........................       423,775
     61,500   PhyCor, Inc. * ....................................     1,787,344
     66,700   Pier 1 Imports, Inc. ..............................     1,196,431
     13,300   Pope & Talbot, Inc. ...............................       281,794
      8,500   Quaker Chemical Corp. .............................       159,375
     22,400   Regis Corp. .......................................       565,600
     21,500   Renal Care Group, Inc. * ..........................       774,000
     24,200   Renal Treatment Centers, Inc. * ...................       860,613
     19,500   Respironics, Inc. * ...............................       536,250
     46,900   Richfood Holdings, Inc. ...........................     1,216,469
     27,000   Roberts Pharmaceutical Corp. * ....................       293,625
     25,600   RoTech Medical Corp. * ............................       492,800
     23,800   Royal Appliance Manufacturing Co. * ...............       208,250
     27,600   Rykoff-Sexton, Inc. ...............................       714,150
     15,200   Ryland Group, Inc. ................................       269,800
     25,500   Safeskin Corp. * ..................................     1,131,563
     15,800   Schweitzer-Mauduit International, Inc. ............       671,500
     17,400   SciClone Pharmaceuticals, Inc. * ..................        97,875
     29,400   SEQUUS Pharmaceuticals, Inc.* .....................       253,575
     31,800   Shopko Stores, Inc. * .............................       826,800
     16,100   Showboat, Inc. ....................................       328,038
     17,600   Sierra Health Services, Inc. * ....................       644,600
     35,600   Smithfield Foods, Inc. * ..........................     1,068,000
     13,300   Standex International Corp. .......................       418,950
     33,900   STERIS Corp. * ....................................     1,394,138
     30,600   Summit Technology, Inc. * .........................       225,675
     19,100   Sunrise Medical, Inc. * ...........................       298,438
      9,400   Syncor International Corp. * ......................       136,888
     24,300   TCBY Enterprises, Inc. ............................       170,100
     19,700   Tecnol Medical Products, Inc. * ...................       396,463
     20,400   TheraTech, Inc. * .................................       237,150
     11,000   Timberland Co., Class A * .........................       877,250
     29,600   Triarc Cos., Inc. * ...............................       595,700
     22,600   United States Bioscience, Inc. ....................       257,075
     31,800   Universal Health Services, Inc., Class B * ........     1,375,350
     13,600   USA Detergents, Inc. * ............................       175,100
     41,700   Vicor Corp. * .....................................     1,209,300
     15,300   VISX, Inc. * ......................................       390,150
     15,300   WD-40 Co. .........................................       460,913
     19,100   Whole Foods Market, Inc. * ........................       737,727
     25,300   Williams-Sonoma, Inc. * ...........................     1,081,575
                                                                   ------------
                                                                     67,760,431
                                                                   ------------

              CONSUMER CYCLICAL - 16.91%

     19,700   ABM Industries, Inc. ..............................       520,819
     24,100   ADVO, Inc. * ......................................       439,825
      8,500   Amcast Industrial Corp. ...........................       208,250
     23,400   Applied Magnetics Corp. * .........................       737,100
     38,700   Arbor Drugs, Inc. .................................       899,775
     29,000   Arctic Cat, Inc. ..................................       333,500
     12,100   Ashworth, Inc. * ..................................       124,025
     11,600   Au Bon Pain Co., Inc., Class A * ..................       104,400
     22,200   Authentic Fitness Corp. ...........................       327,450
     13,800   Baker (J.), Inc. ..................................       127,650
     12,900   Bassett Furniture Industries, Inc. ................       367,650
     13,600   Bell Sports Corp. * ...............................       147,900
      8,860   Bell Industries, Inc. .............................       149,513
      8,600   Bertucci's, Inc. * ................................        54,288
     36,637   Bombay Co., Inc. * ................................       281,647
     17,800   Bowne & Co., Inc. .................................       625,225
     31,400   Breed Technologies, Inc. ..........................       753,600
     17,800   Brown Group, Inc. .................................       323,738
     11,800   Building Materials Holding Corp. * ................       154,138
      7,600   Butler Manufacturing Co. ..........................       256,500
     39,700   CKE Restaurants, Inc. .............................     1,667,400
     11,100   Carmike Cinemas, Inc., Class A * ..................       333,000
     15,900   Carson Pirie Scott & Co. * ........................       627,056
     24,000   Cash America International, Inc. ..................       270,000
     47,200   Champion Enterprises, Inc. * ......................       902,700
     10,800   The Cheesecake Factory, Inc. * ....................       297,675
     18,600   CIBER, Inc. * .....................................       878,850
    174,600   Cineplex Odeon Corp. * ............................       316,463
      8,700   Collagen Corp. ....................................       154,969
     16,200   Consolidated Products, Inc. * .....................       314,891
     10,700   Cyrk International, Inc. * ........................       108,338
     17,900   Dames & Moore Group ...............................       234,938
     15,500   Designs, Inc. * ...................................        73,625
     33,100   DEVRY, Inc. * .....................................       988,863
     16,400   Discount Auto Parts, Inc. * .......................       393,600
     11,100   Dixie Group, Inc. * ...............................       149,850
     21,100   ETEC Systems, Inc. * ..............................     1,202,700
     28,600   Eagle Hardware & Garden, Inc. * ...................       563,063
     15,100   Envoy Corp. * .....................................       431,294
     28,400   Ethan Allen Interiors, Inc. .......................       880,400
     16,300   Express Scripts, Inc., Class A * ..................       878,163
     17,800   Fabri-Centers of America, Inc., Class A * .........       411,625
     38,300   Fedders Corp. .....................................       229,800
      9,000   Fieldcrest Cannon, Inc. * .........................       310,500
     19,900   Fisher Scientific International, Inc. .............       934,056
     24,000   Franklin Covey Co. * ..............................       670,500
      7,800   GC Cos., Inc. * ...................................       335,400
     17,800   Galoob Toys, Inc. * ...............................       262,550
      5,200   Global Motorsport Group, Inc. * ...................        83,200
     10,400   Gottschalks, Inc. * ...............................        85,150
     23,400   GranCare, Inc. ....................................       276,413
     41,400   Grand Casinos, Inc. * .............................       633,938
     20,000   Ha-Lo Industries Inc. * ...........................       572,500
     17,800   Henry (Jack) & Associates, Inc. ...................       469,475
     23,600   Hollywood Park, Inc. * ............................       446,925
     13,300   Huffy Corp. .......................................       219,450
      9,400   IHOP Corp. * ......................................       336,050
     20,100   Immune Response Corp.* ............................       253,763
     14,200   Innovex, Inc. .....................................       457,950
     11,500   Integrated Circuit Systems, Inc. * ................       425,500
     23,000   Integrated Health Services, Inc. ..................       769,063
     38,600   Interim Services, Inc. * ..........................     1,085,625
     25,700   Jan Bell Marketing, Inc. * ........................        69,069
     19,700   JumboSports, Inc. * ...............................        68,950
     18,300   Juno Lighting, Inc. ...............................       313,388
     28,400   Just For Feet, Inc. * .............................       449,075
      6,000   K-Swiss, Inc., Class A ............................       102,000
     16,400   K2, Inc. ..........................................       412,050
     12,800   LSB Industries, Inc. ..............................        59,200
     17,800   La-Z-Boy, Inc. ....................................       658,600
     25,000   Landry's Seafood Restaurants, Inc. * ..............       734,375
      9,500   Lillian Vernon Corp. ..............................       160,906
     23,100   Luby's Cafeterias, Inc. ...........................       480,769
     11,100   Mail Boxes Etc. * .................................       316,350
     19,200   Marcus Corp. ......................................       559,200
     16,800   Medusa Corp. ......................................       800,100
     20,500   Men's Wearhouse, Inc. * ...........................       763,625
      7,900   Merrill Corp. .....................................       363,400
     16,200   Metro Networks, Inc. * ............................       488,025
     23,300   Michaels Stores, Inc. * ...........................       712,106
     18,350   Myers Industries, Inc. ............................       302,775
     12,000   NFO Research, Inc. ................................       330,000
     26,100   National Data Corp. ...............................     1,070,100
     16,900   Thomas Nelson, Inc. ...............................       234,488
     23,800   Norrell Corp. .....................................       818,125
     20,700   O'Reilly Automotive, Inc. * .......................       470,925
     43,000   Orthodontic Centers of America, Inc. * ............       860,000
     11,100   Park Electrochemical Corp. ........................       321,905
     11,800   Photronics, Inc. * ................................       714,638
     10,600   Pillowtex Corp. ...................................       302,100
     31,000   Players International, Inc. * .....................       137,563
      3,900   Plenum Publishing Corp. ...........................       187,200
     28,000   Primadonna Resorts, Inc. * ........................       504,000
     26,800   Primark Corp. * ...................................       792,275
     39,400   Prime Hospitality Corp. * .........................       888,963
     27,400   Proffitt's, Inc. * ................................     1,623,450
     32,800   Regal Cinemas, Inc. * .............................       881,500
     25,800   Regeneron Pharmaceuticals, Inc.* ..................       288,638
     11,500   Republic Group, Inc. ..............................       215,625
      9,600   Rival Co. .........................................       153,600
     48,500   Ross Stores, Inc. .................................     1,655,063
     17,500   Ruby Tuesday, Inc. * ..............................       446,250
     11,600   Rural/Metro Corp. * ...............................       353,800
     21,600   Russ Berrie & Co., Inc. ...........................       631,800
     47,100   Ryan's Family Steakhouses, Inc. * .................       432,731
     18,200   SEI Investments Co. ...............................       600,600
     11,600   SPX Corp. * .......................................       680,050
     47,800   S3, Inc. * ........................................       561,650
     16,400   St. John Knits, Inc. ..............................       736,975
     48,100   Shoney's, Inc. * ..................................       237,494
     18,200   ShowBiz Pizza Time, Inc. * ........................       418,600
     18,500   Smith (A.O.) Corp. ................................       733,063
     24,100   Sola International, Inc. * ........................       826,931
     13,400   Sonic Corp. * .....................................       375,200
     12,300   Spartan Motors, Inc. ..............................        90,713
     31,200   The Sports Authority, Inc. * ......................       581,100
     13,000   Standard Motor Products, Inc. .....................       303,875
     29,700   Standard Pacific Corp. ............................       311,850
     22,700   Stein Mart, Inc. * ................................       743,425
     26,600   Sturm Ruger & Co., Inc. ...........................       503,738
      8,100   Swiss Army Brands, Inc. * .........................        84,038
     23,500   TBC Corp. * .......................................       221,781
     20,900   TCSI Corp. * ......................................       113,644
     15,500   Taco Cabana, Class A * ............................        85,250
     10,500   Thomas Industries, Inc. ...........................       315,000
      8,100   Thor Industries, Inc. .............................       248,063
      7,700   Three-Five Systems, Inc. * ........................       169,400
     33,700   Toll Brothers, Inc. * .............................       783,525
     12,000   Toro Co. ..........................................       475,500
     21,900   Trimble Navigation, Ltd. * ........................       429,788
     23,600   True North Communications, Inc. ...................       585,575
     29,100   Tultex Corp. * ....................................       174,600
     20,100   Ultratech Stepper, Inc. * .........................       683,400
     11,400   U.S. Home Corp. * .................................       440,325
     23,900   Vertex Pharmaceuticals, Inc. * ....................       902,225
     12,800   Vital Signs, Inc. .................................       230,400
      8,500   Walbro Corp. ......................................       185,938
      9,100   Wall Data, Inc. * .................................       175,175
     31,100   Westwood One, Inc. * ..............................       987,425
     25,100   Winnebago Industries, Inc. ........................       205,506
     41,300   Wolverine World Wide, Inc. ........................     1,042,825
     33,200   World Color Press, Inc. * .........................     1,002,212
      6,100   Zoll Medical Corp. * ..............................        42,700
                                                                   ------------
                                                                     67,292,525
                                                                   ------------

              FINANCE - 15.00%

     20,200   Allied Group, Inc. ................................     1,026,413
     40,600   American Bankers Insurance Group, Inc. ............     1,481,900
     35,000   AMRESCO, Inc. * ...................................     1,299,375
     21,300   Astoria Financial Corp. ...........................     1,071,656
     15,700   Capital Re Corp. ..................................       957,700
     20,300   CCB Financial Corp. ...............................     1,636,688
     25,500   Centura Banks, Inc. ...............................     1,404,094
     46,100   Charter One Financial, Inc. .......................     2,725,663
     22,200   CMAC Investment Corp. .............................     1,190,475
     18,400   Coast Savings Financial, Inc. * ...................       964,850
     21,300   Commercial Federal Corp. ..........................     1,003,763
      9,900   CompDent Corp. * ..................................       247,500
     22,200   Cullen/Frost Bankers, Inc. ........................     1,051,748
     42,000   Deposit Guaranty Corp. ............................     1,399,125
     26,400   Downey Financial Corp. ............................       643,500
     18,400   Eaton Vance Corp. .................................       657,800
     17,900   Enhance Financial Services Group, Inc. ............       980,025
      9,400   Executive Risk, Inc. ..............................       642,725
     13,600   Fidelity National Financial, Inc. .................       322,150
     11,300   First American Financial Corp. ....................       678,000
     33,200   First Commercial Corp. ............................     1,593,600
     37,000   First Financial Corp. of Wisconsin ................     1,260,313
     27,400   First Michigan Bank Corp. .........................     1,133,675
     15,000   Firstbank Puerto Rico .............................       487,500
     29,100   Fremont General Corp. .............................     1,389,525
     29,200   Frontier Insurance Group, Inc. ....................     1,109,600
     16,100   Gallagher (Arthur J.) & Co. .......................       599,725
     13,300   Hilb, Rogal & Hamilton Co. ........................       244,388
     15,500   Integon Corp. .....................................       403,000
     12,100   Interra Financial, Inc. ...........................       726,756
      9,700   JSB Financial, Inc. ...............................       474,694
     52,600   Keystone Financial, Inc. ..........................     1,985,650
     24,000   Legg Mason, Inc. ..................................     1,266,000
     13,400   Life Re Corp. .....................................       706,850
     32,800   Magna Group, Inc. .................................     1,293,550
     18,000   MDC Holdings, Inc. ................................       178,875
     18,500   Mutual Risk Management, Ltd. ......................       940,031
     28,300   National Auto Credit, Inc. * ......................       228,169
     13,800   North American Mortgage Co. .......................       396,750
     12,300   ONBANCorp, Inc. ...................................       704,175
     27,400   Orion Capital Corp. ...............................     1,241,563
     24,700   Pioneer Group, Inc. ...............................       790,400
     18,400   Piper Jaffray Cos., Inc. ..........................       562,350
     30,500   Protective Life Corp. .............................     1,540,250
     39,300   Provident Financial Group .........................     1,859,381
     37,400   Quick & Reilly Group, Inc. ........................     1,400,163
     31,300   Raymond James Financial, Inc. .....................     1,126,800
     14,300   RCSB Financial, Inc. ..............................       779,350
     30,100   Riggs National Corp. ..............................       709,231
     14,500   Selective Insurance Group, Inc. ...................       746,750
     87,056   Sovereign Bancorp, Inc. ...........................     1,523,480
     33,700   St. Paul Bancorp, Inc. ............................       842,500
     44,800   TCF Financial Corp. ...............................     2,618,000
     11,800   Trenwick Group, Inc. ..............................       445,450
     19,300   U.S. Trust Corp. ..................................     1,088,038
     12,200   Washington National Corp. .........................       395,738
     18,900   Whitney Holding Corp. .............................       893,025
     17,400   Zenith National Insurance Co. .....................       496,983
     56,200   Zions Bancorp .....................................     2,107,500
                                                                   ------------
                                                                     59,674,928
                                                                   ------------

              CAPITAL GOODS - 5.95%

      4,600   Air & Water Technologies Corp., Class A * .........         9,487
     12,900   Alliant Techsystems, Inc. * .......................       831,244
     40,500   American Management Systems, Inc. * ...............       774,563
     14,500   Amtech Corp. * ....................................        67,063
     13,600   Applied Power, Inc., Class A ......................       855,950
     17,800   AptarGroup, Inc. ..................................       995,688
     25,900   Baldor Electric Co. ...............................       788,331
     19,000   Blount International, Inc., Class A ...............       958,313
     36,500   Camco International, Inc. .........................     2,545,875
     34,200   Checkpoint Systems, Inc. ..........................       500,175
     13,100   Circon Corp. * ....................................       204,688
     15,000   Commercial Metals Co. .............................       479,063
      6,800   Continental Homes Holding Corp. ...................       199,325
     16,900   Daniel Industries, Inc. ...........................       328,494
     18,100   Digital Microwave Corp. * .........................       809,975
     11,900   Dionex Corp. * ....................................       641,856
     18,900   Electroglas, Inc. * ...............................       642,600
     34,200   Gentex Corp. * ....................................       848,588
     22,400   Global Industrial Technologies, Inc. * ............       464,800
     16,200   Greenfield Industries, Inc. .......................       465,750
     15,700   Hughes Supply, Inc. ...............................       473,944
     12,400   IMCO Recycling, Inc. ..............................       233,275
     43,200   JLG Industries, Inc. ..............................       553,500
     38,400   KEMET Corp. * .....................................     1,166,400
     22,000   Kulicke & Soffa Industries, Inc. * ................     1,018,875
     17,100   Manitowoc Co., Inc. ...............................       610,256
     30,600   Orbital Sciences Corp. * ..........................       749,700
     12,100   Pacific Scientific Co. ............................       199,650
     20,400   Regal Beloit Corp. ................................       627,300
     25,500   Rexel, Inc. * .....................................       548,250
     10,800   Robbins & Myers, Inc. .............................       415,800
     30,000   Roper Industries, Inc. ............................     1,012,500
     17,900   Simpson Industries, Inc. ..........................       206,969
      9,900   Skyline Corp. .....................................       295,763
     15,000   Southern Energy Homes, Inc. * .....................       158,438
     12,700   Stone & Webster, Inc. .............................       696,913
     12,700   TETRA Technologies, Inc. * ........................       293,688
     21,500   Titan International, Inc. .........................       430,000
     26,700   Valmont Industries, Inc. ..........................       569,038
                                                                   ------------
                                                                     23,672,087
                                                                   ------------

              ENERGY - 5.34%

     31,100   Barrett Resources Corp. * .........................     1,210,956
     28,200   Benton Oil & Gas Co. * ............................       526,988
     20,600   Box Energy Corp., Class B * .......................       164,800
     22,500   Cabot Oil & Gas Corp., Class A ....................       518,906
     26,500   Cross Timbers Oil Co. .............................       645,938
     31,800   Devon Energy Corp. ................................     1,399,200
     12,900   Energen Corp. .....................................       458,756
     16,800   HS Resources, Inc. * ..............................       289,800
     28,900   KCS Energy, Inc. ..................................       852,550
     29,900   KN Energy, Inc. ...................................     1,367,925
     53,500   Monterey Resources, Inc. ..........................     1,123,500
     34,800   Newfield Exploration Co. * ........................       976,575
     23,600   Oceaneering International, Inc. * .................       561,975
     20,800   Offshore Logistics, Inc. * ........................       374,400
     16,400   Plains Resources, Inc. * ..........................       295,200
     32,900   Pogo Producing Co. ................................     1,437,319
     18,700   Pool Energy Services Co. * ........................       633,463
     45,800   Pride International, Inc. * .......................     1,557,200
     97,200   Santa Fe Energy Resources, Inc. * .................     1,215,000
      9,900   Seitel, Inc. ......................................       439,313
     30,800   Snyder Oil Corp. ..................................       698,775
     10,700   St. Mary Land & Exploration Co. ...................       485,513
     43,500   Tuboscope Vetco International Corp. * .............     1,364,813
     34,100   United Meridian Corp. * ...........................     1,253,173
     25,400   Vintage Petroleum, Inc. ...........................     1,250,950
      8,800   Wiser Oil Co. .....................................       150,700
                                                                   ------------
                                                                     21,253,688
                                                                   ------------

              BASIC MATERIALS - 4.57%

     11,500   Acme Metals, Inc. * ...............................       184,000
     19,000   Amcol International Corp. .........................       394,250
      9,300   Astec Industries, Inc. * ..........................       156,938
     29,300   Birmingham Steel Corp. ............................       507,256
     21,600   Brady (W.H.) Co., Class A .........................       675,000
     18,800   Buckeye Cellulose Corp. * .........................       757,875
     11,500   Cambrex Corp. .....................................       536,188
     13,900   Castle (A.M.) & Co. ...............................       361,400
     20,400   Chemfirst, Inc. ...................................       512,550
     10,100   Commonwealth Industries, Inc. .....................       194,425
     14,700   Dravo Corp. * .....................................       174,563
     23,600   Geon Co. ..........................................       483,800
     25,600   Getchell Gold Corp. * .............................     1,049,600
     30,700   Glamis Gold, Ltd. .................................       205,306
     11,900   Handy & Harman ....................................       272,213
      8,300   Insteel Industries, Inc. ..........................        65,881
     12,324   Intermagnetics General Corp. ......................       130,172
     24,900   Intermet Corp. ....................................       435,750
     26,200   Justin Industries, Inc. ...........................       352,063
     22,400   Lilly Industries, Inc., Class A ...................       470,400
     10,600   Lone Star Industries, Inc. ........................       572,400
     16,900   Lydall, Inc. * ....................................       396,094
      8,200   MacDermid, Inc. ...................................       714,425
     27,700   Mississippi Chemical Corp. ........................       540,150
     17,300   Mueller Industries, Inc. * ........................       786,069
     30,500   Mycogen Corp. * ...................................       716,750
     24,300   Northwestern Steel & Wire Co. * ...................        83,531
     21,400   Om Group, Inc. ....................................       854,663
     15,800   O'Sullivan Corp. ..................................       169,850
     13,500   Quanex Corp. ......................................       473,344
     18,400   Scotts Co., Class A * .............................       483,000
     18,200   Shorewood Packaging Corp. * .......................       434,525
     20,000   Stillwater Mining Co. * ...........................       426,250
     16,000   Telxon Corp. ......................................       392,000
     21,500   Texas Industries, Inc. ............................       912,406
     12,100   Tredegar Industries, Inc. .........................       850,025
     16,800   Universal Forest Products, Inc. ...................       294,000
     24,000   WHX Corp. * .......................................       312,000
     13,700   Wolverine Tube, Inc. * ............................       429,835
     12,400   Wynn's International, Inc. ........................       412,300
                                                                   ------------
                                                                     18,173,247
                                                                   ------------

              UTILITIES - 4.01%

     16,400   ACC Corp.* ........................................       539,150
      6,900   Aquarion Co. ......................................       191,475
     48,200   Aspect Telecommunications Corp.* ..................     1,126,675
     29,000   Atmos Energy Corp. ................................       721,375
      7,200   Bangor Hydro-Electric Co. .........................        38,250
     10,700   Cascade Natural Gas Corp. .........................       179,225
     17,400   Central Hudson Gas & Electric Corp. ...............       623,138
     11,400   Central Vermont Public Service Corp. ..............       151,050
     13,500   Cilcorp, Inc. .....................................       564,469
     21,400   Commonwealth Energy System ........................       577,800
      9,100   Connecticut Energy Corp. ..........................       224,656
      8,600   Consumers Water Co. ...............................       154,800
     20,300   Eastern Utilities Associates ......................       404,731
     40,900   General Communication, Inc., Class A * ............       322,088
     59,200   Geotek Communications, Inc. * .....................       251,600
      5,000   Green Mountain Power Corp. ........................        94,375
      9,500   Interstate Power Co. ..............................       300,438
     17,900   New Jersey Resources Corp. ........................       579,513
     22,200   Northwest Natural Gas Co. .........................       571,650
     26,700   OHM Corp. * .......................................       200,250
     13,500   Orange & Rockland Utilities, Inc. .................       503,719
      9,500   Pennsylvania Enterprises, Inc. ....................       289,750
     18,900   Philadelphia Suburban Corp. .......................       408,713
     29,300   Piedmont Natural Gas Co., Inc. ....................       853,363
     19,300   Public Service Co. of North Carolina ..............       387,206
     30,500   Sierra Pacific Resources ..........................       977,906
      8,800   Southern California Water Co. .....................       196,900
     26,300   Southwest Gas Corp. ...............................       516,138
     24,500   Southwestern Energy Co. ...........................       313,906
     59,500   Tel-Save Holdings, Inc. * .........................     1,431,719
     12,800   TNP Enterprises, Inc. .............................       321,600
     13,900   United Illuminating Co. ...........................       506,477
     34,100   United Water Resources, Inc. ......................       635,113
     18,200   Wicor, Inc. .......................................       786,013
                                                                   ------------
                                                                     15,945,231
                                                                   ------------

              TRANSPORTATION - 3.21%

     33,850   Air Express International Corp. ...................     1,235,525
     30,900   American Freightways Corp. * ......................       587,100
     19,300   Arkansas Best Corp. * .............................       218,331
     17,300   Central Parking Corp. .............................       813,100
     44,100   Comair Holdings, Inc. .............................     1,185,188
     24,000   Expeditors International of Washington, Inc. ......     1,005,000
     34,700   Fritz Cos., Inc. * ................................       511,825
     16,400   Frozen Food Express Industries, Inc. ..............       153,750
     29,700   Heartland Express, Inc. * .........................       820,463
     11,200   Insurance Auto Auctions, Inc. * ...................       140,000
     24,500   Kirby Corp. * .....................................       470,094
     11,900   M.S. Carriers, Inc. * .............................       316,838
     20,500   Pittston Burlington Group .........................       581,688
      9,100   Railtex, Inc. .....................................       154,700
     42,000   Rollins Truck Leasing Corp. .......................       716,625
     10,000   Skywest, Inc. .....................................       197,500
     16,600   Standard Products Co. .............................       436,788
     25,100   USFreightways Corp. ...............................       843,988
     18,800   Wabash National Corp. .............................       544,025
     37,700   Werner Enterprises, Inc. ..........................       914,225
     27,800   Yellow Corp. * ....................................       905,235
                                                                   ------------
                                                                     12,751,988
                                                                   ------------

              DURABLE GOODS - 1.04%

              18,200 Figgie International, Inc., Class A * ......       268,450
     18,200   Halter Marine Group, Inc. * .......................       880,425
     17,000   Hyperion Software Corp. * .........................       530,188
     46,500   Read-Rite Corp. * .................................     1,139,250
     41,700   Valassis Communications, Inc. * ...................     1,329,184
                                                                   ------------
                                                                      4,147,497
                                                                   ------------

              BUILDING AND CONSTRUCTION - 0.28%

     53,200   Morrison Knudsen Corp. * ..........................       645,050
     17,300   TJ International, Inc. ............................       442,231
                                                                   ------------
                                                                      1,087,281
                                                                   ------------

              BUSINESS SERVICES - 0.24%

     15,400   Billing Information Concepts Corp. * ..............       539,000
     13,000   New England Business Service, Inc. ................       416,000
                                                                   ------------
                                                                        955,000
                                                                   ------------

              CONSUMER PRODUCTS - 0.20%

     30,000   Footstar, Inc. * ..................................       808,125
                                                                   ------------

              METALS AND MINING - 0.17%

     21,700   Coeur d'Alene Mines Corp. * .......................       353,981
     54,600   HECLA Mining Co. * ................................       331,013
                                                                   ------------
                                                                        684,994
                                                                   ------------

              ELECTRONICS - 0.12%

      8,600   Fluke Corp. .......................................       464,400
                                                                   ------------

              AEROSPACE - AIRLINES - 0.04%

     28,000   Mesa Air Group, Inc. * ............................       180,250
                                                                   ------------
              TOTAL COMMON STOCKS ...............................   363,273,494
              (Cost $296,265,082)                                  ------------

     PAR                                                                VALUE
    VALUE                                                             (NOTE 2)
    -----                                                             --------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (A) - 9.53%

              FEDERAL HOME LOAN MORTGAGE (C) - 9.16%

$36,438,000   6.05%, 10/01/97 ...................................  $ 36,438,000
                                                                   ------------

              U.S. TREASURY BILL (B) - 0.37%

  1,500,000   4.93%, 12/18/97 ...................................     1,483,994
                                                                   ------------

              TOTAL U.S. GOVERNMENT AND
              AGENCY OBLIGATIONS ................................    37,921,994
              (Cost $37,921,993)                                   ------------

         TOTAL INVESTMENTS - 100.84% ............................   401,195,488
                                                                   ------------
         (Cost $334,187,075)

         NET OTHER ASSETS AND LIABILITIES - (0.84)% .............    (3,334,492)
                                                                   ------------
         NET ASSETS - 100% ......................................  $397,860,996
                                                                   ============
--------------------------------------------
   *   Non-income producing security.
 (A)   Annualized yield at time of purchase.
 (B)   Security has been deposited as intial margin on open futures contracts.
 (C) All or a portion of these shares are used as collateral on open futures contracts.

At September 30, 1997 the Fund's open futures contracts were as follows:

    NUMBER OF
    CONTRACTS         CONTRACT      EXPIRATION     OPENING          CURRENT
 PURCHASED (SOLD)       TYPE           DATE        POSITION      MARKET VALUE
 ----------------     --------      ----------     --------      ------------
       153          Russell 2000      12/97      $ 34,645,580    $ 34,964,325
                                                 ============    ============

                       See Notes to Financial Statements.

                         UTILITY INDEX FUND
           GALAXY        PORTFOLIO OF INVESTMENTS
           FUND II       SEPTEMBER 30, 1997 (UNAUDITED)

                                                                      VALUE
  SHARES                                                             (NOTE 2)
  ------                                                             --------

COMMON STOCKS - 99.56%

              UTILITIES - 89.05%

     40,400   American Electric Power Co., Inc. .................  $  1,838,200
     31,600   Baltimore Gas & Electric Co. ......................       876,900
     32,300   Carolina Power & Light Co. ........................     1,160,781
     45,500   Central & South West Corp. ........................     1,009,531
     33,800   Cinergy Corp. .....................................     1,130,188
     11,900   Columbia Gas System, Inc. .........................       833,000
     50,300   Consolidated Edison Co. of New York ...............     1,710,200
     20,300   Consolidated Natural Gas Co. ......................     1,181,206
     31,100   DTE Energy Co. ....................................       946,606
     39,500   Dominion Resources, Inc. ..........................     1,496,063
     77,000   Duke Energy Corp. .................................     3,806,688
     87,800   Edison International ..............................     2,216,950
     50,900   Entergy Corp. .....................................     1,326,581
     39,100   FPL Group, Inc. ...................................     2,003,875
     25,800   GPU, Inc. .........................................       925,575
     59,713   Houston Industries, Inc. ..........................     1,298,758
     30,900   Niagara Mohawk Power Corp. * ......................       295,481
     10,500   NICOR, Inc. .......................................       393,750
     14,800   Northern States Power Co. .........................       736,300
     32,700   Ohio Edison Co. ...................................       766,406
      6,000   Oneok, Inc. .......................................       195,750
     17,800   Pacific Enterprises ...............................       602,975
     63,300   PacifiCorp ........................................     1,416,338
     47,700   PECO Energy Co. ...................................     1,117,969
      7,500   Peoples Energy Corp. ..............................       282,656
     93,900   PG & E Corp. ......................................     2,177,306
     35,200   PP & L Resources, Inc. ............................       770,000
     49,700   Public Service Enterprise Group, Inc. .............     1,279,775
    146,000   Southern Co. ......................................     3,294,125
     51,500   Texas Utilities Co. ...............................     1,854,000
     46,300   Unicom Corp. ......................................     1,082,263
     21,900   Union Electric Co. ................................       841,781
     33,900   Williams Cos., Inc. ...............................     1,586,944
                                                                    -----------
                                                                     42,454,921
                                                                    -----------

              ENERGY - 10.51%

     22,700   Coastal Corp. .....................................     1,390,375
      4,400   Eastern Enterprises ...............................       164,174
     65,500   Enron Corp. .......................................     2,521,750
     18,400   Sonat, Inc. .......................................       936,100
                                                                    -----------
                                                                      5,012,399
                                                                    -----------

TOTAL INVESTMENTS - 99.56% ......................................    47,467,320
(Cost $44,624,969)                                                  -----------

NET OTHER ASSETS AND LIABILITIES - 0.44% ........................       210,558
                                                                    -----------
NET ASSETS - 100.00% ............................................   $47,677,878
                                                                    ===========
----------
 *   Non-income producing security.

                       See Notes to Financial Statements.

                         U.S. TREASURY INDEX FUND
           GALAXY        PORTFOLIO OF INVESTMENTS
           FUND II       SEPTEMBER 30, 1997 (UNAUDITED)

                                                                      VALUE
  SHARES                                                             (NOTE 2)
  ------                                                             --------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 98.01%

              U.S. TREASURY NOTES - 70.23%

$ 6,450,000   7.13%, 10/15/98 ...................................  $  6,544,422
  3,000,000   5.13%, 12/31/98 ...................................     2,979,537
  3,500,000   5.00%, 01/31/99 ...................................     3,467,797
  1,550,000   5.50%, 02/28/99 ...................................     1,545,149
  2,300,000   6.25%, 03/31/99 ...................................     2,316,951
  2,350,000   7.00%, 04/15/99 ...................................     2,392,582
  3,000,000   6.25%, 05/31/99 ...................................     3,021,780
  3,900,000   6.38%, 07/15/99 ...................................     3,939,776
  1,900,000   6.00%, 08/15/99 ...................................     1,905,814
  3,800,000   7.75%, 01/31/00 ...................................     3,954,048
  6,450,000   5.50%, 04/15/00 ...................................     6,398,716
  1,400,000   6.00%, 08/15/00 ...................................     1,404,983
  6,453,000   8.75%, 08/15/00 ...................................     6,935,162
  3,100,000   6.50%, 05/31/01 ...................................     3,153,041
  8,300,000   7.50%, 11/15/01 ...................................     8,750,939
    500,000   6.38%, 08/15/02 ...................................       507,775
  3,650,000   5.75%, 08/15/03 ...................................     3,594,480
  4,150,000   7.25%, 05/15/04 ...................................     4,408,707
  3,550,000   7.88%, 11/15/04 ...................................     3,904,925
  8,200,000   6.50%, 10/15/06 ...................................     8,379,334
                                                                   ------------
                                                                     79,505,918
                                                                   ------------

              U.S. TREASURY BONDS - 26.39%

    200,000   10.75%, 08/15/05 ..................................       256,555
  3,430,000   11.75%, 11/15/14 ..................................     4,979,122
  2,550,000   7.25%, 05/15/16 ...................................     2,769,017
  5,364,000   8.88%, 08/15/17 ...................................     6,794,579
  2,971,000   8.50%, 02/15/20 ...................................     3,670,311
 10,100,000   7.50%, 11/15/24 ...................................    11,406,728
                                                                   ------------
                                                                     29,876,312
                                                                   ------------

              FEDERAL HOME LOAN BANK (A) - 1.39%

  1,570,000   6.00%, 10/01/97 ...................................     1,570,000
                                                                   ------------

TOTAL INVESTMENTS - 98.01% ......................................   110,952,230
(Cost $108,474,713)                                                ------------

NET OTHER ASSETS AND LIABILITIES - 1.99% ........................     2,256,669
                                                                   ------------
NET ASSETS - 100.00% ............................................  $113,208,899
                                                                   ============

----------
(A) Annualized yield at time of purchase.

                       See Notes to Financial Statements.

                         MUNICIPAL BOND FUND
           GALAXY        PORTFOLIO OF INVESTMENTS
           FUND II       SEPTEMBER 30, 1997 (UNAUDITED)

                                                                      VALUE
  SHARES                                                             (NOTE 2)
  ------                                                             --------

MUNICIPAL BONDS - 97.82%

                ALABAMA - 4.22%

$  800,000      Auburn University Athletics
                5.20%, 04/01/04
                Insured: MBIA .................................     $   827,000

                COLORADO - 2.72%

   500,000      Jefferson County School District, GO
                5.50%, 12/15/06
                Insured: MBIA .................................         533,123

                FLORIDA - 5.43%

 1,000,000      Florida State Board of Education
                Capital Outlay
                Public Education, Series A, GO
                5.70%, 06/01/08
                Insured: AMBAC ................................       1,063,750

                HAWAII - 1.30%

   250,000      Hawaii State
                Series CN, GO
                5.25%, 03/01/11
                Insured: FGIC .................................         254,375

                ILLINOIS - 12.16%

   500,000      Chicago Metropolitan
                Water Reclamation District
                Greater Chicago, GO
                5.10%, 12/01/03 ...............................         519,375
   750,000      Illinois Health Facilities Authority Revenue
                University of Chicago Hospitals
                Series A
                5.25%, 08/15/03
                Insured: MBIA .................................         777,188
   500,000      Illinois State Sales Tax Revenue, Series V
                6.00%, 06/15/08 ...............................         541,250
   500,000      Kane County Community School District
                Number 304
                Geneva, GO
                6.00%, 06/01/04
                Insured: FGIC .................................         543,750
                                                                    -----------
                                                                      2,381,563
                                                                    -----------

                MASSACHUSETTS - 4.20%

   800,000      Springfield, Series B, GO
                5.05%, 01/15/04
                Insured: MBIA .................................         824,000

                MICHIGAN - 3.81%

   750,000      Michigan State Hospital Finance Authority
                Detroit Medical Group, Series A
                5.10%, 08/15/11
                Insured: AMBAC ................................         747,188

                MISSOURI - 9.47%

 1,000,000      Sikeston Electric Revenue
                6.00%, 06/01/04
                Insured: MBIA .................................       1,088,750
   750,000      St. Louis Water Revenue
                5.30%, 07/01/99
                Insured: FGIC .................................         766,875
                                                                    -----------
                                                                      1,855,625
                                                                    -----------

                NEVADA - 6.59%

   750,000      Clark County School District Revenue
                Series B, GO
                5.00%, 05/01/02
                Insured: FGIC .................................         769,688
   500,000      Las Vegas Valley
                Water District Revenue, GO
                5.40%, 09/01/04
                Insured: AMBAC ................................         520,625
                                                                    -----------
                                                                      1,290,313
                                                                    -----------

                NEW HAMPSHIRE - 2.66%

   500,000      New Hampshire Municipal Bond Bank
                Series A
                5.25%, 11/15/03 ...............................         521,250
                                                                   ------------
                NEW JERSEY - 6.88%

   550,000      Mahwah Township School District, GO
                5.10%, 07/15/13 ...............................         556,875
   750,000      New Jersey Health Care Facilities
                Financing Authority
                Dover General Hospital and Medical Center
                5.60%, 07/01/02
                Insured: MBIA .................................         790,313
                                                                    -----------
                                                                      1,347,188
                                                                    -----------

                NEW YORK - 2.78%

   500,000      New York State Environmental
                Facilities Corp., PCR
                5.75%, 06/15/09 ...............................         543,750
                                                                   ------------
                PENNSYLVANIA - 3.90%

   750,000      Pennsylvania State IDA
                Economic Development
                5.00%, 01/01/00
                Insured: AMBAC ................................         765,000
                                                                   ------------
                TEXAS - 6.66%

   500,000      Carrollton Farmers Branch
                Independent School District, GO
                5.10%, 02/15/04 ...............................         509,375
   250,000      Harlingen Waterworks and Sewer System Revenue
                5.25%, 11/01/10
                Insured: MBIA .................................         254,375
   500,000      Houston Water and Sewer System Revenue
                Junior Lien, Series A
                5.75%, 12/01/03
                Insured: MBIA .................................         540,625
                                                                    -----------
                                                                      1,304,375
                                                                    -----------

              UTAH - 2.12%

   400,000      Utah Associated
                Municipal Power System Revenue
                St. George Project
                5.15%, 12/01/03
                Insured: AMBAC ................................         415,000
                                                                   ------------
                VIRGINIA - 4.03%

   750,000      Virginia State Transportation Board
                Transportation Contract Revenue
                Route 28 Project
                6.00%, 04/01/10 ...............................         789,375
                                                                   ------------
                WASHINGTON - 9.34%

 1,000,000      Seattle Municipal Light & Power Revenue
                Series B
                5.75%, 08/01/07 ...............................       1,055,000
   250,000      Seattle Water System
                5.38%, 08/01/09 ...............................         260,000
   500,000      Washington State Public Power
                Supply System, Nuclear Project Number 1
                Revenue, Series B
                5.10%, 07/01/04
                Insured: MBIA .................................         514,375
                                                                    -----------
                                                                      1,829,375
                                                                    -----------

                WEST VIRGINIA - 4.24%

   500,000      West Virginia School Building Authority
                Refunding, Capital Improvement
                5.30%, 07/01/09
                Insured: AMBAC ................................         518,750
   300,000      West Virginia State Housing Development
                Fund Housing Finance, Series A
                5.55%, 11/01/10 ...............................         311,625
                                                                    -----------
                                                                        830,375
                                                                    -----------

                WISCONSIN - 5.31%

 1,000,000      Milwaukee Corporate Purpose
                Series A, GO
                5.50%, 06/15/08 ...............................       1,040,000
                                                                    -----------

                TOTAL MUNICIPAL BONDS .........................      19,162,625
                (Cost $18,353,191)                                  -----------

         SHARES
         ------
INVESTMENT COMPANY - 4.27%

   835,787      Federated Tax-Free Obligations Fund ...........         835,787
                                                                    -----------

                TOTAL INVESTMENT COMPANY ......................         835,787
                (Cost $835,787)                                     -----------

                TOTAL INVESTMENTS - 102.09% ...................      19,998,412
                (Cost $19,188,978)                                  -----------

                NET OTHER ASSETS AND LIABILITIES - (2.09)% ....        (409,922)
                                                                    -----------
                NET ASSETS - 100.00% ..........................     $19,588,490
                                                                    ===========

----------
AMBAC    American Municipal Bond Assurance Corp.
FGIC     Financial Guaranty Insurance Corp.
GO       General Obligation
IDA      Industrial Development Authority
MBIA     Municipal Bond Insurance Association
PCR      Pollution Control Revenue

                       See Notes to Financial Statements.

           GALAXY        STATEMENTS OF ASSETS AND LIABILITIES
           FUND II       SEPTEMBER 30, 1997 (UNAUDITED)

                                                                 LARGE          SMALL                       U.S.
                                                                COMPANY        COMPANY       UTILITY      TREASURY       MUNICIPAL
                                                              INDEX FUND     INDEX FUND    INDEX FUND    INDEX FUND      BOND FUND
                                                              ----------     ----------    ----------    ----------      ---------
ASSETS:
  Investments (Note 2):
    Investments at cost ...................................  $330,362,802   $334,187,075   $44,624,969   $108,474,713   $19,188,978
    Net unrealized appreciation (depreciation) ............   195,168,866     67,008,413     2,842,351      2,477,517       809,434
                                                             ------------   ------------   -----------   ------------   -----------
    Total investments at value ............................   525,531,668    401,195,488    47,467,320    110,952,230    19,998,412
  Cash ....................................................            --             --        79,820          2,748            --
  Receivable for investments sold .........................       305,135        678,800            --             --       614,702
  Receivable for shares sold ..............................       219,357         93,268         7,927        265,736            50
  Receivable for daily variation margin
   on futures contracts ...................................        83,445        247,775            --            --             --
  Interest and dividend receivables .......................       726,266        172,196       139,060      2,192,760       275,274
                                                             ------------   ------------   -----------   ------------   -----------
      Total Assets ........................................   526,865,871    402,387,527    47,694,127    113,413,474    20,888,438
                                                             ------------   ------------   -----------   ------------   -----------
LIABILITIES:
  Payable for investments purchased .......................          --        1,394,608          --             --       1,275,925
  Payable for shares repurchased ..........................     1,284,646      2,920,262           419         24,352         5,215
  Payable to custodian ....................................       159,689         84,167          --             --            --
  Distributions payable ...................................          --             --             180        142,686         8,985
  Advisory fee payable (Note 4) ...........................        43,399         31,873         3,913          9,384         4,095
  Administration fee payable (Note 4) .....................       130,201         95,621        11,737         28,153         5,728
                                                             ------------   ------------   -----------   ------------   -----------
      Total Liabilities ...................................     1,617,935      4,526,531        16,249        204,575     1,299,948
                                                             ------------   ------------   -----------   ------------   -----------
NET ASSETS ................................................  $525,247,936   $397,860,996   $47,677,878   $113,208,899   $19,588,490
                                                             ============   ============   ===========   ============   ===========

NET ASSETS CONSIST OF:
  Par value (Note 3) ......................................  $     18,054   $     13,343   $     3,770   $     10,960   $     1,879
  Paid-in capital in excess of par value ..................   298,798,857    201,926,926    42,345,798    116,106,734    19,690,379
  Undistributed net investment income .....................     6,304,459      3,031,448        30,031        133,657        21,434
  Accumulated net realized gain (loss) on investments sold
    and futures contracts .................................    24,964,620    125,562,121     2,455,928     (5,519,969)     (934,636)
  Unrealized appreciation (depreciation) of investments
    and futures contracts .................................   195,161,946     67,327,158     2,842,351      2,477,517       809,434
                                                             ------------   ------------   -----------   ------------   -----------
TOTAL NET ASSETS ..........................................  $525,247,936   $397,860,996   $47,677,878   $113,208,899   $19,588,490
                                                             ============   ============   ===========   ============   ===========

SHARES OF BENEFICIAL INTEREST OUTSTANDING .................    18,054,426     13,343,133     3,770,133     10,959,968     1,878,812

NET ASSET VALUE,
    offering and redemption price per share
    (Net Assets / Shares Outstanding) .....................  $      29.09   $      29.82   $     12.65   $      10.33   $     10.43
                                                             ============   ============   ===========   ============   ===========

                       See Notes to Financial Statements.

                         STATEMENTS OF OPERATIONS
           GALAXY        FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997
           FUND II       (UNAUDITED)

                                                                     LARGE          SMALL                       U.S.
                                                                    COMPANY        COMPANY      UTILITY      TREASURY     MUNICIPAL
                                                                   INDEX FUND     INDEX FUND   INDEX FUND   INDEX FUND    BOND FUND
                                                                  ------------    ----------   ----------   ----------    ---------
INVESTMENT INCOME:
  Interest (Note 2) ...........................................   $    828,132   $ 1,391,257   $    4,092   $3,722,082   $510,640
  Dividend (Note 2) ...........................................      4,177,537     1,496,737    1,097,400         --         --

    Total Investment Income ...................................      5,005,669     2,887,994    1,101,492    3,722,082    510,640
                                                                  ------------   -----------   ----------   ----------   --------

EXPENSES:
  Investment advisory fee (Note 4) ............................        247,681       174,640       23,354       56,149     24,857
  Administration fee (Note 4) .................................        743,044       523,921       70,060      168,446     34,800
  Trustees' fees (Note 4) .....................................          4,540         3,202          428        1,029        182
                                                                  ------------   -----------   ----------   ----------   --------
    Total expenses before reimbursement .......................        995,265       701,763       93,842      225,624     59,839
    Less: reimbursement by sub-administ .......................         (4,540)       (3,202)        (428)      (1,029)      (182)
                                                                  ------------   -----------   ----------   ----------   --------
  Total expenses net of reimbursement .........................        990,725       698,561       93,414      224,595     59,657
                                                                  ------------   -----------   ----------   ----------   --------
NET INVESTMENT INCOME .........................................      4,014,944     2,189,433    1,008,078    3,497,487    450,983
                                                                  ------------   -----------   ----------   ----------   --------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS (NOTE 2):
  Net realized gain on investment sold ........................        809,344   102,488,364    2,610,786     (324,776)    58,298
  Net realized gain on futures contract .......................      1,091,235     9,089,105         --           --         --
  Net change in unrealized appreciation (depreciation) on
    investments sold and futures contracts ....................    104,418,524   (17,204,349)   2,287,527    4,131,077    470,063
                                                                  ------------   -----------   ----------   ----------   --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ........    106,319,103    94,373,120    4,898,313    3,806,301    528,361
                                                                  ------------   -----------   ----------   ----------   --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........   $110,334,047   $96,562,553   $5,906,391   $7,303,788   $979,344
                                                                  ============   ===========   ==========   ==========   ========

                       See Notes to Financial Statements.

           GALAXY
           FUND II       STATEMENTS OF CHANGES IN NET ASSETS

                                                                  LARGE COMPANY INDEX FUND          SMALL COMPANY INDEX FUND
                                                             --------------------------------    -------------------------------
                                                             SIX MONTHS ENDED                    SIX MONTHS ENDED
                                                               SEPTEMBER 30,      YEAR ENDED       SEPTEMBER 30,      YEAR ENDED
                                                                   1997            MARCH 31,           1997            MARCH 31,
                                                               (UNAUDITED)           1997           (UNAUDITED)          1997
                                                             ----------------    ------------    ----------------    ------------
NET ASSETS AT BEGINNING OF PERIOD ........................     $421,651,872      $240,689,326      $309,473,671      $291,724,251
                                                               ------------      ------------      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
  Net investment income ..................................        4,014,944         7,101,571         2,189,433         4,957,269
  Net realized gain (loss) on investments sold
    and futures contracts ................................        1,900,579        26,707,295       111,577,469        21,136,021
  Net change in unrealized appreciation
    (depreciation) of investments and futures contracts ..      104,418,524        20,512,222       (17,204,349)        1,822,970
                                                               ------------      ------------      ------------      ------------
    Net increase (decrease) in net assets resulting
      from operations ....................................      110,334,047        54,321,088        96,562,553        27,916,260
                                                               ------------      ------------      ------------      ------------

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income ..................................             --          (5,762,133)             --          (4,406,973)
  Net realized gain on investments .......................             --          (6,412,382)             --         (18,978,395)
                                                               ------------      ------------      ------------      ------------
    Total Dividends ......................................             --         (12,174,515)             --         (23,385,368)
                                                               ------------      ------------      ------------      ------------

SHARE TRANSACTIONS:
  Net proceeds from sales of shares ......................       58,779,432       196,028,098        33,539,072        38,027,651
  Issued to shareholders in reinvestment of dividends ....             --          10,568,314              --          22,583,158
  Costs of shares repurchased ............................      (65,517,415)      (67,780,439)      (41,714,300)      (47,392,281)
                                                               ------------      ------------      ------------      ------------
  Net increase (decrease) in net assets from share
    transactions .........................................       (6,737,983)      138,815,973        (8,175,228)       13,218,528
                                                               ------------      ------------      ------------      ------------
  Net increase (decrease) in net assets ..................      103,596,064       180,962,546        88,387,325        17,749,420
                                                               ------------      ------------      ------------      ------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ...........     $525,247,936      $421,651,872      $397,860,996      $309,473,671
                                                               ============      ============      ============      ============

(A) Accumulated undistributed net investment income ......     $  6,304,459      $  2,289,515      $  3,031,448      $    842,015
                                                               ============      ============      ============      ============

OTHER INFORMATION:
SHARE TRANSACTIONS:
  Sold ...................................................        2,194,036         8,814,388         1,246,075         1,624,791
  Issued to shareholders in reinvestment of dividends ....             --             477,342              --             990,057
  Repurchased ............................................       (2,398,204)       (3,031,843)       (1,573,373)       (2,027,836)
                                                               ------------      ------------      ------------      ------------
    Net increase (decrease) in shares outstanding ........         (204,168)        6,259,887          (327,298)          587,012
                                                               ============      ============      ============      ============

                       See Notes to Financial Statements.

           GALAXY
           FUND II

                                                 UTILITY INDEX FUND        U.S. TREASURY INDEX FUND         MUNICIPAL BOND FUND
                                                 ------------------        ------------------------         -------------------
                                            SIX MONTHS ENDED             SIX MONTHS ENDED                           SIX MONTHS ENDED
                                              SEPTEMBER 30,  YEAR ENDED   SEPTEMBER 30,    YEAR ENDED   SEPTEMBER 30,   YEAR ENDED
                                                   1997       MARCH 31,       1997          MARCH 31,        1997        MARCH 31,
                                               (UNAUDITED)      1997       (UNAUDITED)        1997       (UNAUDITED)       1997
                                            ---------------  ----------  ---------------  -----------   ------------ ---------------
NET ASSETS AT BEGINNING OF PERIOD ..........   $45,582,419   $56,383,495   $111,312,677   $124,944,179   $19,921,203    $22,478,238
                                               -----------   -----------   ------------   ------------   -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
  Net investment income ....................     1,008,078     2,036,839      3,497,487      7,384,687       450,983        943,900
  Net realized gain (loss) on investments
  sold and futures contracts ...............     2,610,786     3,706,859       (324,776)       186,629        58,298        117,357
  Net change in unrealized appreciation
    (depreciation) of investments and
    futures contracts ......................     2,287,527    (3,930,293)     4,131,077     (3,069,827)      470,063       (228,249)
                                               -----------   -----------   ------------   ------------   -----------    -----------
    Net increase (decrease) in net assets
      resulting from operations ............     5,906,391     1,813,405      7,303,788      4,501,489       979,344        833,008
                                               -----------   -----------   ------------   ------------   -----------    -----------

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income ....................    (1,166,851)   (1,928,333)    (3,501,803)    (7,380,371)     (451,766)      (943,276)
  Net realized gain on investments .........          --      (2,272,644)          --             --            --             --
                                               -----------   -----------   ------------   ------------   -----------    -----------
    Total Dividends ........................    (1,166,851)   (4,200,977)    (3,501,803)    (7,380,371)     (451,766)      (943,276)
                                               -----------   -----------   ------------   ------------   -----------    -----------

SHARE TRANSACTIONS:
  Net proceeds from sales of shares ........     1,173,995     2,858,430      7,065,201     16,091,716       744,711      4,660,657
  Issued to shareholders in reinvestment of
    dividends ..............................     1,068,325     3,936,226      2,697,122      5,812,718       400,097        822,158
  Costs of shares repurchased ..............    (4,886,401)  (15,208,160)   (11,668,086)   (32,657,054)   (2,005,099)    (7,929,582)
                                               -----------   -----------   ------------   ------------   -----------    -----------
    Net increase (decrease) in net assets
      from share transactions ..............    (2,644,081)   (8,413,504)    (1,905,763)   (10,752,620)     (860,291)    (2,446,767)
                                               -----------   -----------   ------------   ------------   -----------    -----------
    Net increase (decrease) in net assets ..     2,095,459   (10,801,076)     1,896,222    (13,631,502)     (332,713)    (2,557,035)
                                               -----------   -----------   ------------   ------------   -----------    -----------

NET ASSETS AT END OF PERIOD
  (INCLUDING LINE A) .......................   $47,677,878   $45,582,419   $113,208,899   $111,312,677   $19,588,490    $19,921,203
                                               ===========   ===========   ============   ============   ===========    ===========

(A) Accumulated undistributed net
  investment income ........................   $    30,031   $   188,804   $    133,657   $    137,973   $    21,434    $    22,217
                                               ===========   ===========   ============   ============   ===========    ===========

OTHER INFORMATION:
SHARE TRANSACTIONS:
  Sold .....................................        95,954       241,502        693,765      1,594,728        72,231        455,952
  Issued to shareholders in reinvestment of
    dividends ..............................        86,499       341,447        364,176        573,428        38,753         80,682
  Repurchased ..............................      (403,042)   (1,278,619)    (1,145,764)    (3,218,983)     (194,124)      (777,546)
                                               -----------   -----------   ------------   ------------   -----------    -----------
  Net increase (decrease) in shares
    outstanding ............................      (220,589)     (695,670)       (87,823)    (1,050,827)      (83,140)      (240,912)
                                               ===========   ===========   ============   ============   ===========    ===========

                       See Notes to Financial Statements.

                         LARGE COMPANY INDEX FUND
           GALAXY        FINANCIAL HIGHLIGHTS
           FUND II       FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    SIX MONTHS ENDED                     YEARS ENDED MARCH 31,
                                                   SEPTEMBER 30, 1997 ------------------------------------------------------------
                                                       (UNAUDITED)      1997         1996         1995        1994(1)      1993(1)
                                                   ------------------ --------     --------     --------     --------     --------
Net Asset Value, Beginning of period ............       $  23.09      $  20.06     $  15.76     $  14.36     $  14.59     $  13.04
                                                        --------      --------     --------     --------     --------     --------
Income from Investment Operations:
  Net investment income(2) ......................           0.22          0.43         0.38         0.37         0.36         0.34
  Net realized and unrealized gain (loss)
    on investments and futures contracts ........           5.78          3.41         4.57         1.73        (0.20)        1.55
                                                        --------      --------     --------     --------     --------     --------
      Total from Investment Operations ..........           6.00          3.84         4.95         2.10         0.16         1.89
                                                        --------      --------     --------     --------     --------     --------

Less Dividends:
  Dividends from net investment income ..........           --           (0.38)       (0.31)       (0.37)       (0.36)       (0.34)
  Dividends from net realized capital gains .....           --           (0.43)       (0.34)       (0.33)       (0.03)        --
                                                        --------      --------     --------     --------     --------     --------
      Total Dividends ...........................           --           (0.81)       (0.65)       (0.70)       (0.39)       (0.34)
                                                        --------      --------     --------     --------     --------     --------
Net Increase (decrease) in net asset value ......           6.00          3.03         4.30         1.40        (0.23)        1.55
                                                        --------      --------     --------     --------     --------     --------
Net Asset Value, End of period ..................       $  29.09      $  23.09     $  20.06     $  15.76     $  14.36     $  14.59
                                                        ========      ========     ========     ========     ========     ========

Total Return ....................................          25.99%**      19.32%       31.80%       15.07%        1.02%       14.68%

Ratios/Supplemental Data:
Net assets, End of period (in 000's) ............       $525,248      $421,652     $240,689     $147,597     $143,828     $133,426
Ratios to average net assets:
  Net investment income including reimbursement .           1.62%*        2.19%        2.11%        2.48%        2.41%        2.57%
  Operating expenses including reimbursement ....           0.40%*        0.40%        0.40%        0.40%        0.40%        0.40%
  Operating expenses excluding reimbursement ....           0.40%*        0.40%        0.41%        0.41%        0.40%        0.40%
Portfolio turnover rate .........................              1%**         11%           5%           7%           4%           0%
Average Commission Rate Paid(3) .................       $ 0.0383      $ 0.0387     $ 0.0203          N/A          N/A          N/A

----------
*   Annualized
**  Not Annualized
(1)   Audited by other auditors
(2) Net investment income per share before reimbursement by the sub-administrator for the six months ended September 30, 1997 and the fiscal years ended March 31, 1997, 1996 and 1995 was $0.22 , $0.43, $0.38 and
    $0.37, respectively.
(3) For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for portfolio transactions for which commissions are charged.

                       See Notes to Financial Statements.

                         SMALL COMPANY INDEX FUND
           GALAXY        FINANCIAL HIGHLIGHTS
           FUND II       FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    SIX MONTHS ENDED                     YEARS ENDED MARCH 31,
                                                   SEPTEMBER 30, 1997 ------------------------------------------------------------
                                                       (UNAUDITED)      1997         1996         1995        1994(1)      1993(1)
                                                   ------------------ --------     --------     --------     --------     --------
Net Asset Value, Beginning of period .............       $  22.64     $  22.30     $  17.62     $  17.49     $  17.42     $  15.39
                                                         --------     --------     --------     --------     --------     --------
Income from Investment Operations:
  Net investment income(2) .......................           0.17         0.38         0.32         0.32         0.26         0.25
  Net realized and unrealized gain (loss)
    on investments and futures contracts .........           7.01         1.76         5.07         0.91         0.39         2.07
                                                         --------     --------     --------     --------     --------     --------
      Total from Investment Operations ...........           7.18         2.14         5.39         1.23         0.65         2.32
                                                         --------     --------     --------     --------     --------     --------
Less Dividends:
  Dividends from net investment income ...........           --          (0.34)       (0.38)       (0.32)       (0.25)       (0.24)
  Dividends from net realized capital gains ......           --          (1.46)       (0.33)       (0.78)       (0.33)       (0.05)
                                                         --------     --------     --------     --------     --------     --------
      Total Dividends ............................           --          (1.80)       (0.71)       (1.10)       (0.58)       (0.29)
                                                         --------     --------     --------     --------     --------     --------
Net Increase (decrease) in net asset value .......           7.18         0.34         4.68         0.13         0.07         2.03
                                                         --------     --------     --------     --------     --------     --------
Net Asset Value, End of period ...................       $  29.82     $  22.64     $  22.30     $  17.62     $  17.49     $  17.42
                                                         ========     ========     ========     ========     ========     ========

Total Return .....................................          31.71%**      9.60%       30.85%        7.60%        3.64%       15.20%

Ratios/Supplemental Data:
Net assets, End of period (in 000's) .............       $397,861     $309,474     $291,724     $235,295     $255,347     $213,669
Ratios to average net assets:
  Net investment income including reimbursement ..           1.25%*       1.59%        1.52%        1.72%        1.55%        1.80%
  Operating expenses including reimbursement .....           0.40%*       0.40%        0.40%        0.40%        0.40%        0.40%
  Operating expenses excluding reimbursement .....           0.40%*       0.40%        0.41%        0.40%        0.40%        0.40%
Portfolio turnover rate ..........................             94%**         8%          14%          10%          17%           5%
Average Commission Rate Paid(3) ..................       $ 0.0293     $ 0.0480     $ 0.0225          N/A          N/A          N/A

----------
*   Annualized
**  Not Annualized
(1) Audited by other auditors
(2) Net investment income per share before reimbursement by the sub-administrator for the six months ended September 30, 1997 and the fiscal years ended March 31, 1997, 1996 and 1995 was $0.17, $0.38, $0.31 and $0.31,
    respectively.
(3) For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for portfolio transactions for which commissions are charged.

                       See Notes to Financial Statements.

                         UTILITY INDEX FUND
           GALAXY        FINANCIAL HIGHLIGHTS
           FUND II       FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    SIX MONTHS ENDED                     YEARS ENDED MARCH 31,
                                                   SEPTEMBER 30, 1997 ------------------------------------------------------------
                                                       (UNAUDITED)      1997         1996         1995        1994(1)     1993(1)(2)
                                                   ------------------ --------     --------     --------     --------     ----------
Net Asset Value, Beginning of period .............      $  11.42     $  12.03     $   9.88     $   9.99     $  10.93     $  10.00
                                                        --------     --------     --------     --------     --------     --------
Income from Investment Operations:
  Net investment income(3) .......................          0.27         0.49         0.44         0.47         0.43         0.06
  Net realized and unrealized gain (loss)
    on investments ...............................          1.27        (0.09)        2.15        (0.03)       (0.93)        0.93
                                                        --------     --------     --------     --------     --------     --------
      Total from Investment Operations ...........          1.54         0.40         2.59         0.44        (0.50)        0.99
                                                        --------     --------     --------     --------     --------     --------

Less Dividends:
  Dividends from net investment income ...........         (0.31)       (0.46)       (0.44)       (0.46)       (0.43)       (0.06)
  Dividends from net realized capital gains ......          --          (0.55)        --          (0.08)       (0.01)        --
  Dividends in excess of net realized capital
    gains ........................................          --           --           --          (0.01)        --           --
                                                        --------     --------     --------     --------     --------     --------
      Total Dividends ............................         (0.31)       (1.01)       (0.44)       (0.55)       (0.44)       (0.06)
                                                        --------     --------     --------     --------     --------     --------
Net Increase (decrease) in net asset value .......          1.23        (0.61)        2.15        (0.11)       (0.94)        0.93
                                                        --------     --------     --------     --------     --------     --------
Net Asset Value, End of period ...................      $  12.65     $  11.42     $  12.03     $   9.88     $   9.99     $  10.93
                                                        ========     ========     ========     ========     ========     ========

Total Return .....................................         13.54%**      3.46%       26.61%        4.67%        4.83%        9.85%**

Ratios/Supplemental Data:
Net assets, End of period (in 000's) .............      $ 47,678     $ 45,582     $ 56,383     $ 52,831     $ 68,445     $ 38,151
Ratios to average net assets:
  Net investment income ..........................          4.32%*       3.96%        3.79%        4.62%        4.08%        4.66%*
  Net operating expenses(3) ......................          0.40%*       0.40%        0.40%        0.40%        0.40%        0.40%*
  Operating expenses excluding reimbursement .....          0.40%*       0.40%        0.41%        0.41%        0.40%        0.40%*
Portfolio turnover rate ..........................            73%**       170%          12%           5%          19%           0%**
Average Commissions Rate Paid(4) .................      $ 0.0507     $ 0.0572     $ 0.0230          N/A          N/A          N/A

----------
*  Annualized
**   Not Annualized
(1)  Audited by other auditors
(2) The Fund commenced operations on January 5, 1993.
(3) Net investment income per share before reimbursement by the sub-administrator for the six months ended September 30, 1997 and the fiscal years ended March 31, 1997, 1996 and 1995 was $0.27, $0.49, $0.44 and $0.47,
    respectively.
(4)For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for portfolio transactions for which commissions are charged.

                       See Notes to Financial Statements.

                         U.S. TREASURY INDEX FUND
           GALAXY        FINANCIAL HIGHLIGHTS
           FUND II       FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    SIX MONTHS ENDED                     YEARS ENDED MARCH 31,
                                                   SEPTEMBER 30, 1997 ------------------------------------------------------------
                                                       (UNAUDITED)      1997         1996         1995        1994(1)       1993(1)
                                                   ------------------ --------     --------     --------     --------       -------
Net Asset Value, Beginning of period .............       $   9.99     $  10.24     $   9.91     $  10.38     $  11.01     $  10.39
                                                         --------     --------     --------     --------     --------     --------
Income from Investment Operations:
  Net investment income(2) .......................           0.32         0.64         0.66         0.65         0.58         0.63
  Net realized and unrealized gain (loss)
    on investments ...............................           0.34        (0.25)        0.33        (0.29)       (0.29)        0.75
                                                         --------     --------     --------     --------     --------     --------
      Total from Investment Operations ...........           0.66         0.39         0.99         0.36         0.29         1.38
                                                         --------     --------     --------     --------     --------     --------

Less Dividends:
  Dividends from net investment income ...........          (0.32)       (0.64)       (0.65)       (0.66)       (0.58)       (0.63)
  Dividends in excess of net investment income ...           --           --          (0.01)       (0.01)        --           --
  Dividends from net realized capital gains ......           --           --           --           --          (0.34)       (0.13)
  Dividends in excess of net realized capital
    gains ........................................           --           --           --          (0.16)        --           --
                                                         --------     --------     --------     --------     --------     --------
      Total Dividends ............................          (0.32)       (0.64)       (0.66)       (0.83)       (0.92)       (0.76)
                                                         --------     --------     --------     --------     --------     --------
Net increase (decrease) in net asset value .......           0.34        (0.25)        0.33        (0.47)       (0.63)        0.62
                                                         --------     --------     --------     --------     --------     --------
Net Asset Value, End of period ...................       $  10.33     $   9.99     $  10.24     $   9.91     $  10.38     $  11.01
                                                         ========     ========     ========     ========     ========     ========

Total Return .....................................           6.67%**      3.91%       10.09%        3.81%        2.40%       13.69%

Ratios/Supplemental Data:
Net assets, End of period (in 000's) .............       $113,209     $111,313     $124,944     $104,251     $138,225     $145,353
Ratios to average net assets:
  Net investment income including reimbursement ..           6.23%*       6.31%        6.35%        6.43%        5.21%        5.87%
  Operating expenses including reimbursement .....           0.40%*       0.40%        0.40%        0.40%        0.40%        0.40%
  Operating expenses excluding reimbursement .....           0.40%*       0.40%        0.41%        0.41%        0.40%        0.40%
Portfolio turnover rate ..........................             26%**        39%          35%          50%          75%          35%

----------
*   Annualized
**  Not Annualized
(1) Audited by other auditors
(2) Net investment income per share before reimbursement by the sub-administrator for the six months ended September 30, 1997 and the fiscal years ended March 31, 1997, 1996 and 1995 was $0.32, $0.64, $0.66 and $0.65,
    respectively.

                       See Notes to Financial Statements.

                         MUNICIPAL BOND FUND
           GALAXY        FINANCIAL HIGHLIGHTS
           FUND II       FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                        SIX MONTHS ENDED                     YEARS ENDED MARCH 31,
                                                       SEPTEMBER 30, 1997  ----------------------------------------------------
                                                           (UNAUDITED)       1997           1996          1995       1994(1)(2)
                                                       ------------------  --------       --------      --------     ----------
Net Asset Value, Beginning of period ..................      $10.15         $10.20         $ 9.94        $ 9.89        $10.00
                                                             ------         ------         ------        ------        ------
Income from Investment Operations:
  Net investment income(3) ............................        0.23           0.47           0.46          0.46          0.43
  Net realized and unrealized gain (loss) on
    investments .......................................        0.28          (0.05)          0.26          0.05         (0.11)
                                                             ------         ------         ------        ------        ------
      Total from Investment Operations ................        0.51           0.42           0.72          0.51          0.32
                                                             ------         ------         ------        ------        ------

Less Dividends:
  Dividends from net investment income ................       (0.23)         (0.47)         (0.46)        (0.46)        (0.43)
  Dividends from net realized capital gains ...........        --             --             --            --            --
                                                             ------         ------         ------        ------        ------
      Total Dividends .................................       (0.23)         (0.47)         (0.46)        (0.46)        (0.43)
                                                             ------         ------         ------        ------        ------
Net Increase (decrease) in net asset value ............        0.28          (0.05)          0.26          0.05         (0.11)
                                                             ------         ------         ------        ------        ------
Net Asset Value, End of period ........................      $10.43         $10.15         $10.20        $ 9.94        $ 9.89
                                                             ======         ======         ======        ======        ======

Total Return ..........................................        5.12%**        4.15%          7.36%         5.34%         3.10%**

Ratios/Supplemental Data:
Net assets, End of period (in 000's) ..................      $19,588        $19,921        $22,478       $24,560       $33,352
Ratios to average net assets:
  Net investment income including reimbursement .......        4.54%*         4.57%          4.54%         4.72%         4.35%*
  Operating expenses including reimbursement ..........        0.60%*         0.60%          0.60%         0.60%         0.60%*
  Operating expenses excluding reimbursement ..........        0.60%*         0.60%          0.61%         0.63%         0.60%*
Portfolio turnover rate ...............................           9%**           7%             2%           47%           56%**

----------
*    Annualized.
**   Not Annualized.
(1)  Audited by other auditors
(2) The Fund commenced operations on April 15, 1993.
(3)  Net investment income per share before reimbursement by the sub-administrator for the six months ended September 30, 1997 and the fiscal years ended March 31, 1997, 1996 and 1995 was $0.23, $0.47, $0.46 and $0.46, respectively.

                       See Notes to Financial Statements.

           GALAXY
           FUND II       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. ORGANIZATION:

Galaxy Fund II ("Galaxy II" or the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. As of the date of this report, the Trust offered five managed investment portfolios. The accompanying financial statements and financial highlights are those of the Large Company Index Fund, the Small Company Index Fund, the Utility Index Fund, the U.S. Treasury Index Fund, and the Municipal Bond Fund (individually a "Fund," collectively the "Funds").

2. SIGNIFICANT ACCOUNTING POLICIES:

 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Trust in the preparation of its financial statements.

PORTFOLIO VALUATION: Listed investment securities are valued by an independent pricing service approved by the Trust's Board of Trustees at the last quoted sale price on the principal exchange where such securities are traded. Unlisted securities or listed securities for which last sales prices are not available are valued at the closing bid price in the principal market where such securities trade. U.S. Government securities (other than short-term investments) are valued at the mean of the quoted bid and asked prices in the over-the-counter market. Debt securities of U.S. issuers (other than U.S. Government securities and short-term securities), including municipal securities, are valued at the mean between the quoted bid price and the asked price. Short-term obligations that mature in 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available are valued based on fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

FUTURES CONTRACTS: Each Fund, except the U.S. Treasury Index Fund, may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to establish and maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized gains or losses until the contract is closed out, at which time the gains or losses are realized.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined on the identified cost method. Interest income and expenses are recorded on the accrual basis. Dividends are recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared daily and paid monthly for the U.S. Treasury Index Fund and the Municipal Bond Fund, declared and paid quarterly for the Utility Index Fund and declared and paid annually for the Small Company Index Fund and the Large Company Index Fund. Net realized capital gains, if any, are distributed at least annually. Income dividends and capital gain dividends are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

FEDERAL INCOME TAXES: The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending March 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains, and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income tax provision is recorded.

3. SHARES OF BENEFICIAL INTEREST:

 The Trust's Declaration of Trust authorizes the Trust to issue an unlimited number of shares of beneficial interest, with $0.001 par value. The Trust's shares are classified into five series.

 4. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS:

 The Trust and Fleet Investment Advisors Inc. (the "Investment Adviser"), an indirect wholly-owned subsidiary of Fleet Financial Group, Inc., are parties to an investment advisory agreement under which the Investment Adviser provides advisory services for a fee, computed daily and paid monthly, at the annual rate of 0.10% of the average daily net assets of the Large Company Index, Small Company Index, Utility Index and U.S. Treasury Index Funds, and 0.25% of the average daily net assets of the Municipal Bond Fund.

The Trust and Fleet National Bank (the "Administrator") are parties to an administration agreement. Under the agreement, the Administrator pays all expenses of the Funds, except the fees and expenses of the Trustees who are not interested persons of the Trust, brokerage fees and commissions, interest on borrowings, taxes and such extraordinary, non-recurring expenses as may arise, including litigation, to which the Trust may be a party. For its services as administrator, the Administrator receives a fee at an annual rate of 0.30% of the average daily net assets of each of the Large Company Index, Small Company Index, Utility Index and U.S. Treasury Index Funds, and 0.35% of the average daily net assets of the Municipal Bond Fund.

The Administrator has entered into a sub-administration agreement with First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly-owned subsidiary of First Data Corporation ("First Data"), under which Investor Services Group provides administrative, accounting and transfer agent services to the Trust. The Administrator bears the fees of Investor Services Group for serving in this capacity.

First Data Distributors, Inc., a wholly-owned subsidiary of Investor Services Group and an indirect wholly-owned subsidiary of First Data, acts as the exclusive distributor of the Trust's shares.

Certain officers of the Trust may be officers of Investor Services Group and/or First Data Distributors, Inc.. Such officers receive no compensation from the Trust for serving in their respective roles. No officer, director or employee of the Investment Adviser serves as an officer, Trustee or employee of the Trust. Effective November 1, 1996, each Trustee is entitled to receive for services as a Trustee of the Trust, The Galaxy Fund ("Galaxy") and The Galaxy VIP Fund ("VIP") an aggregate fee of $29,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. The Chairman of the Boards of Trustees and the President and Treasurer of the Trust, Galaxy and VIP are also entitled to additional fees for their services in these capacities. These fees are allocated among the funds of the Trust, Galaxy and VIP based on their relative net assets. Prior to October 31, 1996, each Trustee was entitled to receive for services as a Trustee of the Trust a fee of $5,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings.

In addition, effective March 1, 1996, each Trustee became eligible to participate in the Trust's Deferred Compensation Plan (the "Plan"), an unfunded, nonqualified deferred compensation plan. The Plan allows each Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed. Effective January 1, 1997, the Plan was merged into a combined Deferred Compensation Plan for the Trust, Galaxy and VIP.

Investor Services Group voluntarily agreed to reimburse the funds for Trustees' fees so that total expenses will not exceed certain expense limitations. Investor Services Group at its discretion may revise or discontinue the voluntary expense reimbursement at any time.

5. SECURITIES TRANSACTIONS:

The cost of purchases and the proceeds from sales of securities (excluding short-term investments and futures contracts) for the six months ended September 30, 1997 for each Fund were as follows:

                                      U.S. Government                        Other Investment
                                        Securities                             Securities
                                  -----------------------             -------------------------------
                                  Purchases         Sales                   Purchases          Sales
                                  ---------         -----                   ---------          -----
Large Company Index ..........   $        --   $        --            $ 68,908,450       $  2,617,205
Small Company Index ..........            --            --             300,927,193        280,338,350
Utility Index ................            --            --              33,920,255         36,953,177
U.S. Treasury Index ..........    28,048,343    30,095,573                      --                 --
Municipal Bond ...............            --            --               1,825,925          2,688,173

The aggregate cost, gross unrealized appreciation and depreciation and net unrealized appreciation (depreciation) for all securities at September 30, 1997 for each Fund were as follows:

                                                        Cost              Appreciation        (Depreciation)              Net
                                                    ------------------------------------------------------------------------------
Large Company Index ....................          $330,362,802          $199,036,706          $(3,867,840)          $195,168,866
Small Company Index ....................           334,187,075            72,992,066           (5,983,653)            67,008,413
Utility Index ..........................            44,624,969             3,359,004             (516,653)             2,842,351
U.S. Treasury Index ....................           108,474,713             2,985,042             (507,525)             2,477,517
Municipal Bond .........................            19,188,978               809,629                 (195)               809,434

During the fiscal year ended March 31, 1997, the Large Company Index Fund, the Small Company Index Fund and the Utility Index Fund made distributions from long-term capital gains of $4,930,176, $16,084,089 and $2,272,644, respectively.

At March 31, 1997, the following Funds had capital loss carryforwards:

                             Capital loss     Expiration
                             Carryforward        Date
                           ---------------    ----------
U.S. Treasury Index .....    $ 4,601,076        2003
                                 548,015        2004
Municipal Bond ..........        789,593        2003
                                 203,341        2004

6. FINANCIAL INSTRUMENTS:

The Large Company Index, Small Company Index and Utility Index Funds may enter into stock index futures contracts that are traded on a national exchange. These Funds will enter into stock index futures contracts only for bona fide hedging purposes or as otherwise permitted by the Commodities Futures Trading Commission ("CFTC"). If permitted, these Funds may use stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs or to seek higher investment returns when a stock index futures contract is priced more attractively than the securities in the underlying index. The Municipal Bond Fund may enter into interest rate futures contracts and municipal bond index futures contracts only for bona fide hedging purposes or as otherwise permitted by CFTC regulations. In addition, the Municipal Bond Fund may purchase put or call options on interest rate and municipal bond index futures contracts, which are traded on a United States exchange, as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. A Fund will segregate assets to cover its commitments on purchased futures contracts.

Risks associated with using financial instruments such as futures as a hedge include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or the inability of counterparties to perform under the terms of the contract.

7. CONCENTRATION OF CREDIT RISK:

The Utility Index Fund will concentrate its investments in the utility industry. As a result, the Fund's investments may be subject to greater risk and market fluctuation than a fund that has securities representing a broader range of investment alternatives.

8. SHAREHOLDERS MEETING:

At a Special Meeting of Shareholders of the Small Company Index Fund and the Utility Index Fund held on May 9, 1997, shareholders approved (i) the change of the index stated in the investment objective of the Small Company Index Fund to the Standard & Poor's Small Cap 600 Index and (ii) the change of the index stated in the investment objective of the Utility Index Fund to the Standard & Poor's Utility Index. The results of the shareholder voting were as follows:

                               Shares    Shares     Shares         Shares of
                                 For     Against   Abstaining   Broker Non-Votes
                             ---------   -------   ----------   ----------------
Small Company Index Fund ... 6,848,626   271,148     115,887           0
Utility Index Fund ......... 2,089,828    77,925      49,091           0

Capital gains resulting from changes in securities holdings will be distributed to shareholders in 1997 to the extent not offset by other realized losses.

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FN-346 (11/97) Date of first use: December 1, 1997